UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2025

Date of reporting period: January 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Developing World Income Fund

Class A: AGUAX

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.39%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 11.51% (with sales charges) and 17.15% (without sales charges) for the twelve months ended January 31, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.00% and the JPMorgan EMBI Global Diversified Index return of 9.18%.

• The Fund’s holdings in local-currency denominated bonds contributed to performance due to their high coupon income, although this was partially offset by currency depreciation in a few specific countries.

• Credit spreads in hard-currency, below-investment-grade bonds narrowed during the period, which contributed to performance through price appreciation.  Local-currency bonds, however, did not experience such appreciation from credit spreads.

• The Fund’s duration positioning helped to insulate it from increased volatility and rising interest rates given elevated inflation and changing monetary policies among central banks.

Cumulative Performance from January 31, 2015 through January 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
01/2015	$9,528	$10,000	$10,000
02/2015	$9,642	$9,941	$10,085
03/2015	$9,563	$9,998	$10,107
04/2015	$9,747	$9,942	$10,272
05/2015	$9,786	$9,901	$10,232
06/2015	$9,675	$9,778	$10,073
07/2015	$9,597	$9,875	$10,122
08/2015	$9,398	$9,849	$10,030
09/2015	$9,176	$9,907	$9,901
10/2015	$9,387	$9,939	$10,172
11/2015	$9,457	$9,944	$10,167
12/2015	$9,176	$9,917	$10,025
01/2016	$8,858	$10,062	$10,007
02/2016	$8,924	$10,159	$10,197
03/2016	$9,253	$10,242	$10,530
04/2016	$9,529	$10,260	$10,717
05/2016	$9,531	$10,303	$10,698
06/2016	$9,607	$10,499	$11,059
07/2016	$9,779	$10,562	$11,258
08/2016	$10,028	$10,556	$11,459
09/2016	$10,186	$10,555	$11,506
10/2016	$10,204	$10,453	$11,363
11/2016	$10,049	$10,280	$10,898
12/2016	$10,124	$10,308	$11,043
01/2017	$10,219	$10,271	$11,202
02/2017	$10,525	$10,359	$11,427
03/2017	$10,635	$10,354	$11,470
04/2017	$10,863	$10,424	$11,641
05/2017	$10,993	$10,485	$11,743
06/2017	$11,044	$10,456	$11,727
07/2017	$11,136	$10,490	$11,825
08/2017	$11,228	$10,586	$12,034
09/2017	$11,369	$10,537	$12,036
10/2017	$11,433	$10,581	$12,080
11/2017	$11,537	$10,598	$12,086
12/2017	$11,624	$10,621	$12,175
01/2018	$11,792	$10,545	$12,170
02/2018	$11,759	$10,522	$11,928
03/2018	$11,825	$10,609	$11,963
04/2018	$11,804	$10,569	$11,789
05/2018	$11,573	$10,609	$11,678
06/2018	$11,408	$10,629	$11,539
07/2018	$11,579	$10,632	$11,834
08/2018	$11,239	$10,664	$11,629
09/2018	$11,154	$10,623	$11,805
10/2018	$11,173	$10,603	$11,550
11/2018	$11,122	$10,655	$11,501
12/2018	$11,198	$10,808	$11,657
01/2019	$11,545	$10,923	$12,171
02/2019	$11,654	$10,936	$12,292
03/2019	$11,722	$11,132	$12,467
04/2019	$11,790	$11,139	$12,497
05/2019	$11,782	$11,299	$12,549
06/2019	$12,108	$11,457	$12,975
07/2019	$12,310	$11,547	$13,133
08/2019	$12,079	$11,809	$13,231
09/2019	$12,191	$11,755	$13,170
10/2019	$12,282	$11,734	$13,207
11/2019	$12,294	$11,721	$13,145
12/2019	$12,672	$11,697	$13,409
01/2020	$12,788	$11,908	$13,614
02/2020	$12,708	$12,053	$13,482
03/2020	$10,834	$11,866	$11,615
04/2020	$10,917	$12,058	$11,876
05/2020	$11,604	$12,092	$12,596
06/2020	$12,029	$12,152	$13,039
07/2020	$12,338	$12,285	$13,523
08/2020	$12,493	$12,196	$13,593
09/2020	$12,222	$12,241	$13,341
10/2020	$12,213	$12,242	$13,337
11/2020	$12,647	$12,311	$13,851
12/2020	$12,933	$12,349	$14,114
01/2021	$12,964	$12,283	$13,961
02/2021	$13,020	$12,092	$13,605
03/2021	$12,965	$12,044	$13,474
04/2021	$13,352	$12,076	$13,772
05/2021	$13,517	$12,103	$13,918
06/2021	$13,571	$12,162	$14,020
07/2021	$13,657	$12,313	$14,079
08/2021	$14,060	$12,288	$14,217
09/2021	$13,964	$12,172	$13,922
10/2021	$13,873	$12,140	$13,926
11/2021	$13,511	$12,227	$13,670
12/2021	$13,804	$12,177	$13,861
01/2022	$13,670	$11,986	$13,467
02/2022	$13,236	$11,827	$12,585
03/2022	$12,776	$11,572	$12,472
04/2022	$12,719	$11,261	$11,775
05/2022	$12,549	$11,245	$11,778
06/2022	$11,787	$11,075	$11,046
07/2022	$11,596	$11,357	$11,365
08/2022	$11,774	$11,060	$11,258
09/2022	$11,261	$10,705	$10,541
10/2022	$11,331	$10,668	$10,557
11/2022	$12,102	$10,940	$11,359
12/2022	$12,221	$10,811	$11,396
01/2023	$12,622	$11,060	$11,757
02/2023	$12,506	$10,884	$11,497
03/2023	$12,313	$11,125	$11,608
04/2023	$12,371	$11,182	$11,670
05/2023	$12,548	$11,138	$11,603
06/2023	$13,006	$11,132	$11,862
07/2023	$13,348	$11,135	$12,089
08/2023	$13,055	$11,121	$11,907
09/2023	$12,978	$10,930	$11,597
10/2023	$12,994	$10,852	$11,440
11/2023	$13,414	$11,225	$12,088
12/2023	$13,782	$11,584	$12,660
01/2024	$13,882	$11,561	$12,531
02/2024	$14,252	$11,482	$12,653
03/2024	$14,763	$11,585	$12,918
04/2024	$14,750	$11,399	$12,649
05/2024	$14,840	$11,500	$12,877
06/2024	$14,849	$11,599	$12,957
07/2024	$14,947	$11,824	$13,199
08/2024	$15,196	$11,953	$13,505
09/2024	$15,431	$12,092	$13,754
10/2024	$15,617	$11,928	$13,518
11/2024	$15,809	$12,070	$13,679
12/2024	$15,925	$11,977	$13,487
01/2025	$16,263	$12,024	$13,681

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	17.15%	4.93%	5.49%
Class A with Maximum Sales Charge - 4.75%Footnote Reference1	11.51%	3.91%	4.98%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.00%	0.19%	1.86%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	9.18%	0.10%	3.18%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD is replacing the JPMorgan EMBI Global Diversified Index as broad-based securities market index to comply with a new regulatory requirement. The JPMorgan EMBI Global Diversified Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$738,207,492
# of Portfolio Holdings	287
Portfolio Turnover Rate	42%
Total Management Fees Paid	$5,044,872

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	70.8
Investment Companies	9.4
Credit-Linked Notes	8.8
Corporate Obligations	5.9
Foreign Corporate Obligations	5.1

Excludes foreign currency derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.0
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Zambia Government International Bonds, 5.750%, Due 6/30/2033	1.5
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.5
Tunisian Republic, 6.375%, Due 7/15/2026	1.4
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.3
Iraq International Bonds, 5.800%, Due 1/15/2028	1.1
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.1
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.1

Excludes investment companies.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.2
Dominican Republic	3.2
Sri Lanka	3.3
Mozambique	3.7
Angola	3.7
Pakistan	3.7
Nigeria	4.4
Kenya	4.4
Zambia	4.5
United States	5.9

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.4
Telecommunications	0.5
Insurance	0.5
Engineering & Construction	0.7
Holding Companies - Diversified	1.2
Oil & Gas	1.3
Diversified Financial Services	4.2
Investment Companies	5.3
Banks	10.0
Foreign Sovereign Obligations	75.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - January 31, 2025

DWI_A 0125

Class A: AGUAX

American Beacon

Developing World Income Fund

Class C: AGECX

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.12%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 15.25% (with sales charges) and 16.25% (without sales charges) for the twelve months ended January 31, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.00% and the JPMorgan EMBI Global Diversified Index return of 9.18%.

• The Fund’s holdings in local-currency denominated bonds contributed to performance due to their high coupon income, although this was partially offset by currency depreciation in a few specific countries.

• Credit spreads in hard-currency, below-investment-grade bonds narrowed during the period, which contributed to performance through price appreciation.  Local-currency bonds, however, did not experience such appreciation from credit spreads.

• The Fund’s duration positioning helped to insulate it from increased volatility and rising interest rates given elevated inflation and changing monetary policies among central banks.

Cumulative Performance from January 31, 2015 through January 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
01/2015	$10,000	$10,000	$10,000
02/2015	$10,104	$9,941	$10,085
03/2015	$10,015	$9,998	$10,107
04/2015	$10,202	$9,942	$10,272
05/2015	$10,235	$9,901	$10,232
06/2015	$10,113	$9,778	$10,073
07/2015	$10,024	$9,875	$10,122
08/2015	$9,809	$9,849	$10,030
09/2015	$9,570	$9,907	$9,901
10/2015	$9,795	$9,939	$10,172
11/2015	$9,851	$9,944	$10,167
12/2015	$9,552	$9,917	$10,025
01/2016	$9,227	$10,062	$10,007
02/2016	$9,291	$10,159	$10,197
03/2016	$9,622	$10,242	$10,530
04/2016	$9,893	$10,260	$10,717
05/2016	$9,900	$10,303	$10,698
06/2016	$9,972	$10,499	$11,059
07/2016	$10,147	$10,562	$11,258
08/2016	$10,402	$10,556	$11,459
09/2016	$10,564	$10,555	$11,506
10/2016	$10,579	$10,453	$11,363
11/2016	$10,409	$10,280	$10,898
12/2016	$10,486	$10,308	$11,043
01/2017	$10,564	$10,271	$11,202
02/2017	$10,886	$10,359	$11,427
03/2017	$10,994	$10,354	$11,470
04/2017	$11,223	$10,424	$11,641
05/2017	$11,338	$10,485	$11,743
06/2017	$11,396	$10,456	$11,727
07/2017	$11,472	$10,490	$11,825
08/2017	$11,560	$10,586	$12,034
09/2017	$11,700	$10,537	$12,036
10/2017	$11,761	$10,581	$12,080
11/2017	$11,863	$10,598	$12,086
12/2017	$11,947	$10,621	$12,175
01/2018	$12,100	$10,545	$12,170
02/2018	$12,060	$10,522	$11,928
03/2018	$12,120	$10,609	$11,963
04/2018	$12,092	$10,569	$11,789
05/2018	$11,847	$10,609	$11,678
06/2018	$11,685	$10,629	$11,539
07/2018	$11,854	$10,632	$11,834
08/2018	$11,499	$10,664	$11,629
09/2018	$11,405	$10,623	$11,805
10/2018	$11,405	$10,603	$11,550
11/2018	$11,345	$10,655	$11,501
12/2018	$11,426	$10,808	$11,657
01/2019	$11,781	$10,923	$12,171
02/2019	$11,901	$10,936	$12,292
03/2019	$11,951	$11,132	$12,467
04/2019	$12,013	$11,139	$12,497
05/2019	$11,997	$11,299	$12,549
06/2019	$12,320	$11,457	$12,975
07/2019	$12,505	$11,547	$13,133
08/2019	$12,265	$11,809	$13,231
09/2019	$12,370	$11,755	$13,170
10/2019	$12,458	$11,734	$13,207
11/2019	$12,465	$11,721	$13,145
12/2019	$12,834	$11,697	$13,409
01/2020	$12,952	$11,908	$13,614
02/2020	$12,860	$12,053	$13,482
03/2020	$10,963	$11,866	$11,615
04/2020	$11,041	$12,058	$11,876
05/2020	$11,733	$12,092	$12,596
06/2020	$12,172	$12,152	$13,039
07/2020	$12,453	$12,285	$13,523
08/2020	$12,600	$12,196	$13,593
09/2020	$12,318	$12,241	$13,341
10/2020	$12,305	$12,242	$13,337
11/2020	$12,737	$12,311	$13,851
12/2020	$13,029	$12,349	$14,114
01/2021	$13,060	$12,283	$13,961
02/2021	$13,097	$12,092	$13,605
03/2021	$13,035	$12,044	$13,474
04/2021	$13,417	$12,076	$13,772
05/2021	$13,576	$12,103	$13,918
06/2021	$13,622	$12,162	$14,020
07/2021	$13,699	$12,313	$14,079
08/2021	$14,096	$12,288	$14,217
09/2021	$13,991	$12,172	$13,922
10/2021	$13,890	$12,140	$13,926
11/2021	$13,516	$12,227	$13,670
12/2021	$13,793	$12,177	$13,861
01/2022	$13,658	$11,986	$13,467
02/2022	$13,214	$11,827	$12,585
03/2022	$12,744	$11,572	$12,472
04/2022	$12,679	$11,261	$11,775
05/2022	$12,517	$11,245	$11,778
06/2022	$11,729	$11,075	$11,046
07/2022	$11,531	$11,357	$11,365
08/2022	$11,701	$11,060	$11,258
09/2022	$11,198	$10,705	$10,541
10/2022	$11,243	$10,668	$10,557
11/2022	$12,005	$10,940	$11,359
12/2022	$12,128	$10,811	$11,396
01/2023	$12,510	$11,060	$11,757
02/2023	$12,387	$10,884	$11,497
03/2023	$12,188	$11,125	$11,608
04/2023	$12,256	$11,182	$11,670
05/2023	$12,406	$11,138	$11,603
06/2023	$12,854	$11,132	$11,862
07/2023	$13,187	$11,135	$12,089
08/2023	$12,888	$11,121	$11,907
09/2023	$12,824	$10,930	$11,597
10/2023	$12,811	$10,852	$11,440
11/2023	$13,220	$11,225	$12,088
12/2023	$13,569	$11,584	$12,660
01/2024	$13,668	$11,561	$12,531
02/2024	$14,006	$11,482	$12,653
03/2024	$14,524	$11,585	$12,918
04/2024	$14,482	$11,399	$12,649
05/2024	$14,561	$11,500	$12,877
06/2024	$14,582	$11,599	$12,957
07/2024	$14,670	$11,824	$13,199
08/2024	$14,886	$11,953	$13,505
09/2024	$15,106	$12,092	$13,754
10/2024	$15,281	$11,928	$13,518
11/2024	$15,460	$12,070	$13,679
12/2024	$15,578	$11,977	$13,487
01/2025	$15,889	$12,024	$13,681

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	16.25%	4.17%	4.74%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	15.25%	4.17%	4.74%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.00%	0.19%	1.86%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	9.18%	0.10%	3.18%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD is replacing the JPMorgan EMBI Global Diversified Index as broad-based securities market index to comply with a new regulatory requirement. The JPMorgan EMBI Global Diversified Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$738,207,492
# of Portfolio Holdings	287
Portfolio Turnover Rate	42%
Total Management Fees Paid	$5,044,872

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	70.8
Investment Companies	9.4
Credit-Linked Notes	8.8
Corporate Obligations	5.9
Foreign Corporate Obligations	5.1

Excludes foreign currency derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.0
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Zambia Government International Bonds, 5.750%, Due 6/30/2033	1.5
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.5
Tunisian Republic, 6.375%, Due 7/15/2026	1.4
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.3
Iraq International Bonds, 5.800%, Due 1/15/2028	1.1
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.1
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.1

Excludes investment companies.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.2
Dominican Republic	3.2
Sri Lanka	3.3
Mozambique	3.7
Angola	3.7
Pakistan	3.7
Nigeria	4.4
Kenya	4.4
Zambia	4.5
United States	5.9

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.4
Telecommunications	0.5
Insurance	0.5
Engineering & Construction	0.7
Holding Companies - Diversified	1.2
Oil & Gas	1.3
Diversified Financial Services	4.2
Investment Companies	5.3
Banks	10.0
Foreign Sovereign Obligations	75.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - January 31, 2025

DWI_C 0125

Class C: AGECX

American Beacon

Developing World Income Fund

Class R5: AGEIX

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$118	1.09%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 17.33% for the twelve months ended January 31, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.00% and the JPMorgan EMBI Global Diversified Index return of 9.18%.

• The Fund’s holdings in local-currency denominated bonds contributed to performance due to their high coupon income, although this was partially offset by currency depreciation in a few specific countries.

• Credit spreads in hard-currency, below-investment-grade bonds narrowed during the period, which contributed to performance through price appreciation.  Local-currency bonds, however, did not experience such appreciation from credit spreads.

• The Fund’s duration positioning helped to insulate it from increased volatility and rising interest rates given elevated inflation and changing monetary policies among central banks.

Cumulative Performance from January 31, 2015 through January 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
01/2015	$250,000	$250,000	$250,000
02/2015	$252,830	$248,522	$252,131
03/2015	$251,091	$249,947	$252,681
04/2015	$256,017	$248,549	$256,808
05/2015	$257,104	$247,519	$255,808
06/2015	$254,283	$244,459	$251,823
07/2015	$252,314	$246,881	$253,060
08/2015	$247,176	$246,213	$250,762
09/2015	$241,409	$247,674	$247,529
10/2015	$247,041	$248,477	$254,312
11/2015	$248,979	$248,591	$254,166
12/2015	$241,662	$247,919	$250,628
01/2016	$233,396	$251,545	$250,167
02/2016	$235,209	$253,963	$254,936
03/2016	$243,869	$256,054	$263,261
04/2016	$251,236	$256,489	$267,924
05/2016	$251,374	$257,573	$267,445
06/2016	$253,462	$262,476	$276,465
07/2016	$258,073	$264,044	$281,444
08/2016	$264,733	$263,910	$286,482
09/2016	$268,983	$263,878	$287,638
10/2016	$269,851	$261,320	$284,068
11/2016	$265,529	$257,004	$272,445
12/2016	$267,694	$257,708	$276,068
01/2017	$270,230	$256,769	$280,050
02/2017	$278,327	$258,967	$285,663
03/2017	$281,611	$258,848	$286,741
04/2017	$287,750	$260,603	$291,014
05/2017	$290,972	$262,124	$293,584
06/2017	$292,722	$261,390	$293,169
07/2017	$294,959	$262,249	$295,627
08/2017	$297,485	$264,639	$300,860
09/2017	$301,650	$263,418	$300,892
10/2017	$303,435	$264,529	$302,009
11/2017	$305,981	$264,939	$302,161
12/2017	$308,703	$265,531	$304,381
01/2018	$313,253	$263,636	$304,250
02/2018	$312,157	$263,041	$298,197
03/2018	$314,309	$265,222	$299,070
04/2018	$313,869	$264,235	$294,719
05/2018	$307,504	$265,222	$291,950
06/2018	$303,563	$265,716	$288,471
07/2018	$308,222	$265,789	$295,843
08/2018	$299,297	$266,606	$290,723
09/2018	$297,133	$265,586	$295,120
10/2018	$297,388	$265,067	$288,755
11/2018	$296,465	$266,364	$287,535
12/2018	$298,712	$270,212	$291,414
01/2019	$308,302	$273,074	$304,271
02/2019	$311,341	$273,402	$307,306
03/2019	$313,239	$278,299	$311,675
04/2019	$315,147	$278,464	$312,434
05/2019	$314,974	$282,472	$313,717
06/2019	$323,666	$286,432	$324,379
07/2019	$328,769	$288,686	$328,318
08/2019	$322,733	$295,233	$330,769
09/2019	$325,817	$293,865	$329,262
10/2019	$328,351	$293,358	$330,187
11/2019	$329,208	$293,014	$328,616
12/2019	$339,128	$292,413	$335,229
01/2020	$342,228	$297,690	$340,339
02/2020	$340,501	$301,333	$337,048
03/2020	$290,422	$296,644	$290,372
04/2020	$292,756	$301,446	$296,893
05/2020	$310,869	$302,300	$314,908
06/2020	$322,760	$303,809	$325,975
07/2020	$330,857	$307,129	$338,076
08/2020	$335,017	$304,903	$339,814
09/2020	$327,839	$306,017	$333,524
10/2020	$328,172	$306,039	$333,424
11/2020	$339,962	$307,786	$346,285
12/2020	$347,910	$308,732	$352,859
01/2021	$348,746	$307,075	$349,029
02/2021	$350,464	$302,299	$340,119
03/2021	$348,683	$301,108	$336,842
04/2021	$359,617	$301,895	$344,306
05/2021	$364,169	$302,569	$347,958
06/2021	$365,721	$304,044	$350,511
07/2021	$368,111	$307,823	$351,972
08/2021	$379,055	$307,207	$355,426
09/2021	$376,112	$304,306	$348,058
10/2021	$374,192	$303,510	$348,143
11/2021	$364,513	$305,675	$341,739
12/2021	$372,145	$304,436	$346,522
01/2022	$368,980	$299,652	$336,665
02/2022	$357,362	$295,667	$314,625
03/2022	$345,046	$289,293	$311,795
04/2022	$343,134	$281,518	$294,364
05/2022	$339,086	$281,130	$294,442
06/2022	$318,138	$276,864	$276,146
07/2022	$313,077	$283,916	$284,128
08/2022	$317,950	$276,504	$281,444
09/2022	$304,171	$267,628	$263,534
10/2022	$306,155	$266,712	$263,935
11/2022	$327,057	$273,509	$283,972
12/2022	$330,449	$270,281	$284,901
01/2023	$341,299	$276,506	$293,925
02/2023	$338,272	$272,096	$287,436
03/2023	$333,135	$278,129	$290,205
04/2023	$335,275	$279,561	$291,748
05/2023	$339,673	$278,460	$290,074
06/2023	$352,179	$278,294	$296,549
07/2023	$362,103	$278,384	$302,215
08/2023	$354,264	$278,035	$297,669
09/2023	$352,309	$273,240	$289,925
10/2023	$352,296	$271,300	$286,000
11/2023	$363,797	$280,628	$302,197
12/2023	$373,943	$289,596	$316,497
01/2024	$377,209	$289,028	$313,263
02/2024	$386,816	$287,045	$316,327
03/2024	$401,344	$289,634	$322,940
04/2024	$400,554	$284,971	$316,235
05/2024	$403,067	$287,492	$321,936
06/2024	$403,990	$289,987	$323,918
07/2024	$406,758	$295,589	$329,971
08/2024	$413,060	$298,826	$337,619
09/2024	$419,534	$302,294	$343,852
10/2024	$425,273	$298,203	$337,945
11/2024	$429,984	$301,745	$341,966
12/2024	$433,342	$299,430	$337,186
01/2025	$442,562	$300,590	$342,033

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	17.33%	5.28%	5.88%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.00%	0.19%	1.86%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	9.18%	0.10%	3.18%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD is replacing the JPMorgan EMBI Global Diversified Index as broad-based securities market index to comply with a new regulatory requirement. The JPMorgan EMBI Global Diversified Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$738,207,492
# of Portfolio Holdings	287
Portfolio Turnover Rate	42%
Total Management Fees Paid	$5,044,872

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	70.8
Investment Companies	9.4
Credit-Linked Notes	8.8
Corporate Obligations	5.9
Foreign Corporate Obligations	5.1

Excludes foreign currency derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.0
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Zambia Government International Bonds, 5.750%, Due 6/30/2033	1.5
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.5
Tunisian Republic, 6.375%, Due 7/15/2026	1.4
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.3
Iraq International Bonds, 5.800%, Due 1/15/2028	1.1
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.1
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.1

Excludes investment companies.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.2
Dominican Republic	3.2
Sri Lanka	3.3
Mozambique	3.7
Angola	3.7
Pakistan	3.7
Nigeria	4.4
Kenya	4.4
Zambia	4.5
United States	5.9

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.4
Telecommunications	0.5
Insurance	0.5
Engineering & Construction	0.7
Holding Companies - Diversified	1.2
Oil & Gas	1.3
Diversified Financial Services	4.2
Investment Companies	5.3
Banks	10.0
Foreign Sovereign Obligations	75.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - January 31, 2025

DWI_R5 0125

Class R5: AGEIX

American Beacon

Developing World Income Fund

Class Y: AGEYX

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$122	1.12%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 17.44% for the twelve months ended January 31, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.00% and the JPMorgan EMBI Global Diversified Index return of 9.18%.

• The Fund’s holdings in local-currency denominated bonds contributed to performance due to their high coupon income, although this was partially offset by currency depreciation in a few specific countries.

• Credit spreads in hard-currency, below-investment-grade bonds narrowed during the period, which contributed to performance through price appreciation.  Local-currency bonds, however, did not experience such appreciation from credit spreads.

• The Fund’s duration positioning helped to insulate it from increased volatility and rising interest rates given elevated inflation and changing monetary policies among central banks.

Cumulative Performance from January 31, 2015 through January 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
01/2015	$100,000	$100,000	$100,000
02/2015	$101,124	$99,409	$100,852
03/2015	$100,421	$99,979	$101,072
04/2015	$102,384	$99,420	$102,723
05/2015	$102,818	$99,007	$102,323
06/2015	$101,689	$97,784	$100,729
07/2015	$100,772	$98,752	$101,224
08/2015	$98,821	$98,485	$100,305
09/2015	$96,512	$99,069	$99,011
10/2015	$98,754	$99,391	$101,725
11/2015	$99,412	$99,436	$101,667
12/2015	$96,587	$99,167	$100,251
01/2016	$93,150	$100,618	$100,067
02/2016	$93,863	$101,585	$101,974
03/2016	$97,315	$102,421	$105,304
04/2016	$100,242	$102,595	$107,170
05/2016	$100,288	$103,029	$106,978
06/2016	$101,115	$104,990	$110,586
07/2016	$102,946	$105,618	$112,577
08/2016	$105,590	$105,564	$114,593
09/2016	$107,276	$105,551	$115,055
10/2016	$107,496	$104,528	$113,627
11/2016	$105,884	$102,801	$108,978
12/2016	$106,745	$103,083	$110,427
01/2017	$107,634	$102,708	$112,020
02/2017	$110,979	$103,587	$114,265
03/2017	$112,286	$103,539	$114,696
04/2017	$114,722	$104,241	$116,405
05/2017	$116,001	$104,850	$117,434
06/2017	$116,570	$104,556	$117,268
07/2017	$117,572	$104,900	$118,251
08/2017	$118,568	$105,856	$120,344
09/2017	$120,097	$105,367	$120,357
10/2017	$120,799	$105,812	$120,804
11/2017	$121,930	$105,975	$120,865
12/2017	$123,009	$106,212	$121,752
01/2018	$124,684	$105,454	$121,700
02/2018	$124,369	$105,216	$119,279
03/2018	$125,093	$106,089	$119,628
04/2018	$124,907	$105,694	$117,888
05/2018	$122,372	$106,089	$116,780
06/2018	$120,937	$106,287	$115,389
07/2018	$122,787	$106,316	$118,337
08/2018	$119,093	$106,642	$116,289
09/2018	$118,225	$106,235	$118,048
10/2018	$118,458	$106,027	$115,502
11/2018	$117,943	$106,546	$115,014
12/2018	$118,808	$108,085	$116,566
01/2019	$122,623	$109,230	$121,708
02/2019	$123,965	$109,361	$122,923
03/2019	$124,572	$111,320	$124,670
04/2019	$125,324	$111,386	$124,973
05/2019	$125,244	$112,989	$125,487
06/2019	$128,691	$114,573	$129,752
07/2019	$130,867	$115,475	$131,327
08/2019	$128,476	$118,093	$132,307
09/2019	$129,702	$117,546	$131,705
10/2019	$130,555	$117,343	$132,075
11/2019	$130,893	$117,205	$131,447
12/2019	$134,820	$116,965	$134,092
01/2020	$136,053	$119,076	$136,135
02/2020	$135,355	$120,533	$134,819
03/2020	$115,445	$118,657	$116,149
04/2020	$116,367	$120,578	$118,757
05/2020	$123,715	$120,920	$125,963
06/2020	$128,434	$121,523	$130,390
07/2020	$131,649	$122,852	$135,231
08/2020	$133,309	$121,961	$135,926
09/2020	$130,453	$122,407	$133,409
10/2020	$130,417	$122,416	$133,370
11/2020	$135,092	$123,114	$138,514
12/2020	$138,233	$123,493	$141,143
01/2021	$138,565	$122,830	$139,612
02/2021	$139,239	$120,919	$136,047
03/2021	$138,522	$120,443	$134,737
04/2021	$142,857	$120,758	$137,722
05/2021	$144,657	$121,027	$139,183
06/2021	$145,266	$121,618	$140,205
07/2021	$146,207	$123,129	$140,789
08/2021	$150,547	$122,883	$142,170
09/2021	$149,371	$121,722	$139,223
10/2021	$148,602	$121,404	$139,257
11/2021	$144,749	$122,270	$136,696
12/2021	$147,765	$121,774	$138,609
01/2022	$146,509	$119,861	$134,666
02/2022	$141,889	$118,267	$125,850
03/2022	$136,992	$115,717	$124,718
04/2022	$136,227	$112,607	$117,746
05/2022	$134,614	$112,452	$117,777
06/2022	$126,291	$110,746	$110,459
07/2022	$124,279	$113,566	$113,651
08/2022	$126,207	$110,602	$112,577
09/2022	$120,732	$107,051	$105,414
10/2022	$121,515	$106,685	$105,574
11/2022	$129,807	$109,403	$113,589
12/2022	$131,143	$108,112	$113,960
01/2023	$135,449	$110,602	$117,570
02/2023	$134,240	$108,838	$114,974
03/2023	$132,196	$111,252	$116,082
04/2023	$133,041	$111,824	$116,699
05/2023	$134,782	$111,384	$116,030
06/2023	$139,736	$111,318	$118,619
07/2023	$143,665	$111,354	$120,886
08/2023	$140,549	$111,214	$119,068
09/2023	$139,765	$109,296	$115,970
10/2023	$139,752	$108,520	$114,400
11/2023	$144,305	$112,251	$120,879
12/2023	$148,319	$115,838	$126,599
01/2024	$149,615	$115,611	$125,305
02/2024	$153,416	$114,818	$126,531
03/2024	$159,170	$115,854	$129,176
04/2024	$158,848	$113,988	$126,494
05/2024	$159,842	$114,997	$128,774
06/2024	$160,208	$115,995	$129,567
07/2024	$161,301	$118,235	$131,988
08/2024	$163,793	$119,530	$135,048
09/2024	$166,353	$120,918	$137,541
10/2024	$168,631	$119,281	$135,178
11/2024	$170,489	$120,698	$136,786
12/2024	$171,814	$119,772	$134,875
01/2025	$175,713	$120,236	$136,813

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	17.44%	5.25%	5.80%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.00%	0.19%	1.86%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	9.18%	0.10%	3.18%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD is replacing the JPMorgan EMBI Global Diversified Index as broad-based securities market index to comply with a new regulatory requirement. The JPMorgan EMBI Global Diversified Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$738,207,492
# of Portfolio Holdings	287
Portfolio Turnover Rate	42%
Total Management Fees Paid	$5,044,872

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	70.8
Investment Companies	9.4
Credit-Linked Notes	8.8
Corporate Obligations	5.9
Foreign Corporate Obligations	5.1

Excludes foreign currency derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.0
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Zambia Government International Bonds, 5.750%, Due 6/30/2033	1.5
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.5
Tunisian Republic, 6.375%, Due 7/15/2026	1.4
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.3
Iraq International Bonds, 5.800%, Due 1/15/2028	1.1
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.1
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.1

Excludes investment companies.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.2
Dominican Republic	3.2
Sri Lanka	3.3
Mozambique	3.7
Angola	3.7
Pakistan	3.7
Nigeria	4.4
Kenya	4.4
Zambia	4.5
United States	5.9

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.4
Telecommunications	0.5
Insurance	0.5
Engineering & Construction	0.7
Holding Companies - Diversified	1.2
Oil & Gas	1.3
Diversified Financial Services	4.2
Investment Companies	5.3
Banks	10.0
Foreign Sovereign Obligations	75.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - January 31, 2025

DWI_Y 0125

Class Y: AGEYX

American Beacon

Developing World Income Fund

Investor Class: AGEPX

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$150	1.38%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 17.02% for the twelve months ended January 31, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.00% and the JPMorgan EMBI Global Diversified Index return of 9.18%.

• The Fund’s holdings in local-currency denominated bonds contributed to performance due to their high coupon income, although this was partially offset by currency depreciation in a few specific countries.

• Credit spreads in hard-currency, below-investment-grade bonds narrowed during the period, which contributed to performance through price appreciation.  Local-currency bonds, however, did not experience such appreciation from credit spreads.

• The Fund’s duration positioning helped to insulate it from increased volatility and rising interest rates given elevated inflation and changing monetary policies among central banks.

Cumulative Performance from January 31, 2015 through January 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
01/2015	$10,000	$10,000	$10,000
02/2015	$10,110	$9,941	$10,085
03/2015	$10,039	$9,998	$10,107
04/2015	$10,232	$9,942	$10,272
05/2015	$10,274	$9,901	$10,232
06/2015	$10,160	$9,778	$10,073
07/2015	$10,074	$9,875	$10,122
08/2015	$9,866	$9,849	$10,030
09/2015	$9,633	$9,907	$9,901
10/2015	$9,855	$9,939	$10,172
11/2015	$9,929	$9,944	$10,167
12/2015	$9,634	$9,917	$10,025
01/2016	$9,300	$10,062	$10,007
02/2016	$9,370	$10,159	$10,197
03/2016	$9,715	$10,242	$10,530
04/2016	$10,005	$10,260	$10,717
05/2016	$10,007	$10,303	$10,698
06/2016	$10,086	$10,499	$11,059
07/2016	$10,267	$10,562	$11,258
08/2016	$10,529	$10,556	$11,459
09/2016	$10,695	$10,555	$11,506
10/2016	$10,715	$10,453	$11,363
11/2016	$10,551	$10,280	$10,898
12/2016	$10,635	$10,308	$11,043
01/2017	$10,721	$10,271	$11,202
02/2017	$11,054	$10,359	$11,427
03/2017	$11,171	$10,354	$11,470
04/2017	$11,412	$10,424	$11,641
05/2017	$11,537	$10,485	$11,743
06/2017	$11,604	$10,456	$11,727
07/2017	$11,691	$10,490	$11,825
08/2017	$11,789	$10,586	$12,034
09/2017	$11,935	$10,537	$12,036
10/2017	$12,002	$10,581	$12,080
11/2017	$12,112	$10,598	$12,086
12/2017	$12,217	$10,621	$12,175
01/2018	$12,380	$10,545	$12,170
02/2018	$12,359	$10,522	$11,928
03/2018	$12,430	$10,609	$11,963
04/2018	$12,411	$10,569	$11,789
05/2018	$12,158	$10,609	$11,678
06/2018	$12,000	$10,629	$11,539
07/2018	$12,182	$10,632	$11,834
08/2018	$11,826	$10,664	$11,629
09/2018	$11,739	$10,623	$11,805
10/2018	$11,746	$10,603	$11,550
11/2018	$11,694	$10,655	$11,501
12/2018	$11,788	$10,808	$11,657
01/2019	$12,152	$10,923	$12,171
02/2019	$12,283	$10,936	$12,292
03/2019	$12,340	$11,132	$12,467
04/2019	$12,412	$11,139	$12,497
05/2019	$12,403	$11,299	$12,549
06/2019	$12,743	$11,457	$12,975
07/2019	$12,941	$11,547	$13,133
08/2019	$12,714	$11,809	$13,231
09/2019	$12,832	$11,755	$13,170
10/2019	$12,918	$11,734	$13,207
11/2019	$12,949	$11,721	$13,145
12/2019	$13,332	$11,697	$13,409
01/2020	$13,454	$11,908	$13,614
02/2020	$13,382	$12,053	$13,482
03/2020	$11,408	$11,866	$11,615
04/2020	$11,497	$12,058	$11,876
05/2020	$12,221	$12,092	$12,596
06/2020	$12,685	$12,152	$13,039
07/2020	$12,984	$12,285	$13,523
08/2020	$13,160	$12,196	$13,593
09/2020	$12,875	$12,241	$13,341
10/2020	$12,868	$12,242	$13,337
11/2020	$13,327	$12,311	$13,851
12/2020	$13,631	$12,349	$14,114
01/2021	$13,664	$12,283	$13,961
02/2021	$13,727	$12,092	$13,605
03/2021	$13,654	$12,044	$13,474
04/2021	$14,079	$12,076	$13,772
05/2021	$14,253	$12,103	$13,918
06/2021	$14,310	$12,162	$14,020
07/2021	$14,400	$12,313	$14,079
08/2021	$14,825	$12,288	$14,217
09/2021	$14,705	$12,172	$13,922
10/2021	$14,609	$12,140	$13,926
11/2021	$14,227	$12,227	$13,670
12/2021	$14,535	$12,177	$13,861
01/2022	$14,411	$11,986	$13,467
02/2022	$13,953	$11,827	$12,585
03/2022	$13,468	$11,572	$12,472
04/2022	$13,390	$11,261	$11,775
05/2022	$13,228	$11,245	$11,778
06/2022	$12,406	$11,075	$11,046
07/2022	$12,205	$11,357	$11,365
08/2022	$12,392	$11,060	$11,258
09/2022	$11,851	$10,705	$10,541
10/2022	$11,925	$10,668	$10,557
11/2022	$12,737	$10,940	$11,359
12/2022	$12,863	$10,811	$11,396
01/2023	$13,286	$11,060	$11,757
02/2023	$13,164	$10,884	$11,497
03/2023	$12,961	$11,125	$11,608
04/2023	$13,041	$11,182	$11,670
05/2023	$13,209	$11,138	$11,603
06/2023	$13,692	$11,132	$11,862
07/2023	$14,075	$11,135	$12,089
08/2023	$13,766	$11,121	$11,907
09/2023	$13,686	$10,930	$11,597
10/2023	$13,681	$10,852	$11,440
11/2023	$14,124	$11,225	$12,088
12/2023	$14,512	$11,584	$12,660
01/2024	$14,639	$11,561	$12,531
02/2024	$15,009	$11,482	$12,653
03/2024	$15,548	$11,585	$12,918
04/2024	$15,535	$11,399	$12,649
05/2024	$15,629	$11,500	$12,877
06/2024	$15,639	$11,599	$12,957
07/2024	$15,765	$11,824	$13,199
08/2024	$16,005	$11,953	$13,505
09/2024	$16,252	$12,092	$13,754
10/2024	$16,449	$11,928	$13,518
11/2024	$16,650	$12,070	$13,679
12/2024	$16,774	$11,977	$13,487
01/2025	$17,131	$12,024	$13,681

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	17.02%	4.95%	5.53%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.00%	0.19%	1.86%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	9.18%	0.10%	3.18%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD is replacing the JPMorgan EMBI Global Diversified Index as broad-based securities market index to comply with a new regulatory requirement. The JPMorgan EMBI Global Diversified Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$738,207,492
# of Portfolio Holdings	287
Portfolio Turnover Rate	42%
Total Management Fees Paid	$5,044,872

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	70.8
Investment Companies	9.4
Credit-Linked Notes	8.8
Corporate Obligations	5.9
Foreign Corporate Obligations	5.1

Excludes foreign currency derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.0
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Zambia Government International Bonds, 5.750%, Due 6/30/2033	1.5
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.5
Tunisian Republic, 6.375%, Due 7/15/2026	1.4
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.3
Iraq International Bonds, 5.800%, Due 1/15/2028	1.1
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.1
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.1

Excludes investment companies.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.2
Dominican Republic	3.2
Sri Lanka	3.3
Mozambique	3.7
Angola	3.7
Pakistan	3.7
Nigeria	4.4
Kenya	4.4
Zambia	4.5
United States	5.9

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.4
Telecommunications	0.5
Insurance	0.5
Engineering & Construction	0.7
Holding Companies - Diversified	1.2
Oil & Gas	1.3
Diversified Financial Services	4.2
Investment Companies	5.3
Banks	10.0
Foreign Sovereign Obligations	75.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - January 31, 2025

DWI_Investor 0125

Investor Class: AGEPX

American Beacon

NIS Core Plus Bond Fund

Class A: NISAX

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -0.77% (with sales charges) and 3.05% (without sales charges) for the twelve months ended January 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.07%.

• The Fund’s sub-advisor utilizes both bottom-up and top-down inputs to seek to select the best relative value securities available across a broad range of domestic fixed-income sectors.

• Relative to the Bloomberg US Aggregate Bond Index, the Fund was overweight the Financials sector, and its selection of securities within that sector contributed to performance during the period. Additionally, the Fund’s overweight allocation to Non-Agency Mortgage-Backed Securities added to performance.

• The Fund’s selection within the Asset-Backed Securities, Industrials and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s duration positioning added value to performance as longer-term yields increased with inflation expectations remaining elevated.

Cumulative Performance from September 10, 2020 through January 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg US Aggregate Bond Index
09/2020	$9,625	$10,000
09/2020	$9,636	$9,987
10/2020	$9,589	$9,942
11/2020	$9,707	$10,040
12/2020	$9,768	$10,053
01/2021	$9,723	$9,981
02/2021	$9,590	$9,837
03/2021	$9,508	$9,714
04/2021	$9,591	$9,791
05/2021	$9,636	$9,823
06/2021	$9,723	$9,892
07/2021	$9,823	$10,003
08/2021	$9,819	$9,984
09/2021	$9,735	$9,897
10/2021	$9,730	$9,895
11/2021	$9,764	$9,924
12/2021	$9,741	$9,898
01/2022	$9,560	$9,685
02/2022	$9,449	$9,577
03/2022	$9,189	$9,311
04/2022	$8,851	$8,958
05/2022	$8,841	$9,015
06/2022	$8,681	$8,874
07/2022	$8,890	$9,091
08/2022	$8,689	$8,834
09/2022	$8,349	$8,452
10/2022	$8,220	$8,343
11/2022	$8,474	$8,650
12/2022	$8,477	$8,611
01/2023	$8,744	$8,876
02/2023	$8,563	$8,646
03/2023	$8,731	$8,866
04/2023	$8,796	$8,919
05/2023	$8,709	$8,822
06/2023	$8,682	$8,791
07/2023	$8,687	$8,785
08/2023	$8,652	$8,729
09/2023	$8,440	$8,507
10/2023	$8,311	$8,373
11/2023	$8,660	$8,752
12/2023	$9,012	$9,087
01/2024	$9,009	$9,062
02/2024	$8,911	$8,934
03/2024	$9,003	$9,016
04/2024	$8,789	$8,788
05/2024	$8,925	$8,937
06/2024	$9,040	$9,022
07/2024	$9,210	$9,233
08/2024	$9,372	$9,365
09/2024	$9,475	$9,491
10/2024	$9,278	$9,256
11/2024	$9,374	$9,353
12/2024	$9,231	$9,200
01/2025	$9,284	$9,249

Average Annual Total Returns (%)

HEADER	1 Year	Since Inception (9/10/20)
Class A without Sales ChargeFootnote Reference1	3.05%	(0.82)%
Class A with Maximum Sales Charge - 3.75%Footnote Reference1	(0.77)%	(1.68)%
Bloomberg US Aggregate Bond Index	2.07%	(1.76)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$7,696,061
# of Portfolio Holdings	343
Portfolio Turnover Rate	72%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Value	Value
U.S. Treasury Obligations	32.2
Corporate Obligations	28.7
Asset-Backed Obligations	9.1
U.S. Agency Mortgage-Backed Obligations	7.9
Collateralized Mortgage Obligations	7.7
Commercial Mortgage-Backed Obligations	6.1
Municipal Obligations	4.6
Foreign Corporate Obligations	3.7

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.0
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.8
U.S. Treasury Notes, 4.125%, Due 3/31/2031	3.7
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	3.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	3.2
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.2
U.S. Treasury Notes, 1.000%, Due 7/31/2028	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.0
U.S. Treasury Notes, 1.500%, Due 1/31/2027	1.0

Top Country Exposure - % Investments

Value	Value
France	0.1
Germany	0.1
Australia	0.4
Ireland	0.6
United Kingdom	0.8
Canada	1.7
United States	96.3

Top Ten Industry Allocations - % Investments

Value	Value
Home Equity ABS	2.7
Electric	3.1
Insurance	3.5
Municipal	4.6
Diversified Financial Services	5.6
Banks	5.9
Commercial MBS	6.1
UMBS Collateral	7.0
Collateralized Mortgage Obligations	8.0
U.S. Treasury Obligations	32.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - January 31, 2025

NIS_A 0125

Class A: NISAX

American Beacon

NIS Core Plus Bond Fund

Class C: NISCX

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.53%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 1.28% (with sales charges) and 2.28% (without sales charges) for the twelve months ended January 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.07%.

• The Fund’s sub-advisor utilizes both bottom-up and top-down inputs to seek to select the best relative value securities available across a broad range of domestic fixed-income sectors.

• Relative to the Bloomberg US Aggregate Bond Index, the Fund was overweight the Financials sector, and its selection of securities within that sector contributed to performance during the period. Additionally, the Fund’s overweight allocation to Non-Agency Mortgage-Backed Securities added to performance.

• The Fund’s selection within the Asset-Backed Securities, Industrials and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s duration positioning added value to performance as longer-term yields increased with inflation expectations remaining elevated.

Cumulative Performance from September 10, 2020 through January 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg US Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,010	$9,987
10/2020	$9,952	$9,942
11/2020	$10,069	$10,040
12/2020	$10,125	$10,053
01/2021	$10,072	$9,981
02/2021	$9,929	$9,837
03/2021	$9,837	$9,714
04/2021	$9,917	$9,791
05/2021	$9,958	$9,823
06/2021	$10,038	$9,892
07/2021	$10,139	$10,003
08/2021	$10,127	$9,984
09/2021	$10,035	$9,897
10/2021	$10,023	$9,895
11/2021	$10,053	$9,924
12/2021	$10,022	$9,898
01/2022	$9,830	$9,685
02/2022	$9,709	$9,577
03/2022	$9,437	$9,311
04/2022	$9,084	$8,958
05/2022	$9,068	$9,015
06/2022	$8,898	$8,874
07/2022	$9,107	$9,091
08/2022	$8,895	$8,834
09/2022	$8,541	$8,452
10/2022	$8,405	$8,343
11/2022	$8,669	$8,650
12/2022	$8,657	$8,611
01/2023	$8,923	$8,876
02/2023	$8,734	$8,646
03/2023	$8,899	$8,866
04/2023	$8,960	$8,919
05/2023	$8,865	$8,822
06/2023	$8,833	$8,791
07/2023	$8,833	$8,785
08/2023	$8,791	$8,729
09/2023	$8,570	$8,507
10/2023	$8,434	$8,373
11/2023	$8,783	$8,752
12/2023	$9,134	$9,087
01/2024	$9,126	$9,062
02/2024	$9,021	$8,934
03/2024	$9,109	$9,016
04/2024	$8,886	$8,788
05/2024	$9,018	$8,937
06/2024	$9,139	$9,022
07/2024	$9,305	$9,233
08/2024	$9,451	$9,365
09/2024	$9,561	$9,491
10/2024	$9,345	$9,256
11/2024	$9,447	$9,353
12/2024	$9,298	$9,200
01/2025	$9,334	$9,249

Average Annual Total Returns (%)

HEADER	1 Year	Since Inception (9/10/20)
Class C without Deferred Sales ChargeFootnote Reference1	2.28%	(1.56)%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	1.28%	(1.56)%
Bloomberg US Aggregate Bond Index	2.07%	(1.76)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$7,696,061
# of Portfolio Holdings	343
Portfolio Turnover Rate	72%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Value	Value
U.S. Treasury Obligations	32.2
Corporate Obligations	28.7
Asset-Backed Obligations	9.1
U.S. Agency Mortgage-Backed Obligations	7.9
Collateralized Mortgage Obligations	7.7
Commercial Mortgage-Backed Obligations	6.1
Municipal Obligations	4.6
Foreign Corporate Obligations	3.7

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.0
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.8
U.S. Treasury Notes, 4.125%, Due 3/31/2031	3.7
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	3.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	3.2
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.2
U.S. Treasury Notes, 1.000%, Due 7/31/2028	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.0
U.S. Treasury Notes, 1.500%, Due 1/31/2027	1.0

Top Country Exposure - % Investments

Value	Value
France	0.1
Germany	0.1
Australia	0.4
Ireland	0.6
United Kingdom	0.8
Canada	1.7
United States	96.3

Top Ten Industry Allocations - % Investments

Value	Value
Home Equity ABS	2.7
Electric	3.1
Insurance	3.5
Municipal	4.6
Diversified Financial Services	5.6
Banks	5.9
Commercial MBS	6.1
UMBS Collateral	7.0
Collateralized Mortgage Obligations	8.0
U.S. Treasury Obligations	32.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - January 31, 2025

NIS_C 0125

Class C: NISCX

American Beacon

NIS Core Plus Bond Fund

Class Y: NISYX

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	0.53%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 3.52% for the twelve months ended January 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.07%.

• The Fund’s sub-advisor utilizes both bottom-up and top-down inputs to seek to select the best relative value securities available across a broad range of domestic fixed-income sectors.

• Relative to the Bloomberg US Aggregate Bond Index, the Fund was overweight the Financials sector, and its selection of securities within that sector contributed to performance during the period. Additionally, the Fund’s overweight allocation to Non-Agency Mortgage-Backed Securities added to performance.

• The Fund’s selection within the Asset-Backed Securities, Industrials and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s duration positioning added value to performance as longer-term yields increased with inflation expectations remaining elevated.

Cumulative Performance from September 10, 2020 through January 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index
09/2020	$100,000	$100,000
09/2020	$100,137	$99,866
10/2020	$99,663	$99,420
11/2020	$100,915	$100,396
12/2020	$101,565	$100,534
01/2021	$101,121	$99,814
02/2021	$99,753	$98,372
03/2021	$98,921	$97,144
04/2021	$99,808	$97,911
05/2021	$100,297	$98,231
06/2021	$101,189	$98,921
07/2021	$102,292	$100,027
08/2021	$102,263	$99,837
09/2021	$101,412	$98,973
10/2021	$101,380	$98,945
11/2021	$101,762	$99,238
12/2021	$101,541	$98,984
01/2022	$99,675	$96,852
02/2022	$98,531	$95,771
03/2022	$95,849	$93,110
04/2022	$92,340	$89,577
05/2022	$92,253	$90,155
06/2022	$90,603	$88,740
07/2022	$92,807	$90,909
08/2022	$90,724	$88,340
09/2022	$87,189	$84,523
10/2022	$85,867	$83,428
11/2022	$88,642	$86,496
12/2022	$88,587	$86,106
01/2023	$91,390	$88,755
02/2023	$89,520	$86,460
03/2023	$91,292	$88,657
04/2023	$91,991	$89,194
05/2023	$91,099	$88,223
06/2023	$90,841	$87,908
07/2023	$91,023	$87,847
08/2023	$90,668	$87,286
09/2023	$88,360	$85,068
10/2023	$87,033	$83,725
11/2023	$90,709	$87,517
12/2023	$94,408	$90,867
01/2024	$94,401	$90,617
02/2024	$93,388	$89,337
03/2024	$94,378	$90,162
04/2024	$92,188	$87,885
05/2024	$93,750	$89,375
06/2024	$94,987	$90,221
07/2024	$96,788	$92,328
08/2024	$98,533	$93,655
09/2024	$99,645	$94,909
10/2024	$97,483	$92,555
11/2024	$98,629	$93,534
12/2024	$97,143	$92,003
01/2025	$97,722	$92,491

Average Annual Total Returns (%)

HEADER	1 Year	Since Inception (9/10/20)
Class YFootnote Reference1	3.52%	(0.52)%
Bloomberg US Aggregate Bond Index	2.07%	(1.76)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$7,696,061
# of Portfolio Holdings	343
Portfolio Turnover Rate	72%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Value	Value
U.S. Treasury Obligations	32.2
Corporate Obligations	28.7
Asset-Backed Obligations	9.1
U.S. Agency Mortgage-Backed Obligations	7.9
Collateralized Mortgage Obligations	7.7
Commercial Mortgage-Backed Obligations	6.1
Municipal Obligations	4.6
Foreign Corporate Obligations	3.7

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.0
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.8
U.S. Treasury Notes, 4.125%, Due 3/31/2031	3.7
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	3.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	3.2
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.2
U.S. Treasury Notes, 1.000%, Due 7/31/2028	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.0
U.S. Treasury Notes, 1.500%, Due 1/31/2027	1.0

Top Country Exposure - % Investments

Value	Value
France	0.1
Germany	0.1
Australia	0.4
Ireland	0.6
United Kingdom	0.8
Canada	1.7
United States	96.3

Top Ten Industry Allocations - % Investments

Value	Value
Home Equity ABS	2.7
Electric	3.1
Insurance	3.5
Municipal	4.6
Diversified Financial Services	5.6
Banks	5.9
Commercial MBS	6.1
UMBS Collateral	7.0
Collateralized Mortgage Obligations	8.0
U.S. Treasury Obligations	32.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - January 31, 2025

NIS_Y 0125

Class Y: NISYX

American Beacon

NIS Core Plus Bond Fund

Class R6: NISRX

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.43%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 3.41% for the twelve months ended January 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.07%.

• The Fund’s sub-advisor utilizes both bottom-up and top-down inputs to seek to select the best relative value securities available across a broad range of domestic fixed-income sectors.

• Relative to the Bloomberg US Aggregate Bond Index, the Fund was overweight the Financials sector, and its selection of securities within that sector contributed to performance during the period. Additionally, the Fund’s overweight allocation to Non-Agency Mortgage-Backed Securities added to performance.

• The Fund’s selection within the Asset-Backed Securities, Industrials and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s duration positioning added value to performance as longer-term yields increased with inflation expectations remaining elevated.

Cumulative Performance from September 10, 2020 through January 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	Bloomberg US Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,014	$9,987
10/2020	$9,968	$9,942
11/2020	$10,094	$10,040
12/2020	$10,160	$10,053
01/2021	$10,116	$9,981
02/2021	$9,980	$9,837
03/2021	$9,898	$9,714
04/2021	$9,987	$9,791
05/2021	$10,037	$9,823
06/2021	$10,127	$9,892
07/2021	$10,238	$10,003
08/2021	$10,236	$9,984
09/2021	$10,152	$9,897
10/2021	$10,160	$9,895
11/2021	$10,189	$9,924
12/2021	$10,167	$9,898
01/2022	$9,981	$9,685
02/2022	$9,868	$9,577
03/2022	$9,600	$9,311
04/2022	$9,249	$8,958
05/2022	$9,241	$9,015
06/2022	$9,077	$8,874
07/2022	$9,309	$9,091
08/2022	$9,090	$8,834
09/2022	$8,737	$8,452
10/2022	$8,605	$8,343
11/2022	$8,884	$8,650
12/2022	$8,879	$8,611
01/2023	$9,161	$8,876
02/2023	$8,974	$8,646
03/2023	$9,153	$8,866
04/2023	$9,223	$8,919
05/2023	$9,135	$8,822
06/2023	$9,120	$8,791
07/2023	$9,129	$8,785
08/2023	$9,094	$8,729
09/2023	$8,863	$8,507
10/2023	$8,731	$8,373
11/2023	$9,111	$8,752
12/2023	$9,472	$9,087
01/2024	$9,472	$9,062
02/2024	$9,371	$8,934
03/2024	$9,471	$9,016
04/2024	$9,248	$8,788
05/2024	$9,394	$8,937
06/2024	$9,530	$9,022
07/2024	$9,700	$9,233
08/2024	$9,873	$9,365
09/2024	$9,996	$9,491
10/2024	$9,780	$9,256
11/2024	$9,896	$9,353
12/2024	$9,748	$9,200
01/2025	$9,795	$9,249

Average Annual Total Returns (%)

HEADER	1 Year	Since Inception (9/10/20)
R6 ClassFootnote Reference1	3.41%	(0.47)%
Bloomberg US Aggregate Bond Index	2.07%	(1.76)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$7,696,061
# of Portfolio Holdings	343
Portfolio Turnover Rate	72%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Value	Value
U.S. Treasury Obligations	32.2
Corporate Obligations	28.7
Asset-Backed Obligations	9.1
U.S. Agency Mortgage-Backed Obligations	7.9
Collateralized Mortgage Obligations	7.7
Commercial Mortgage-Backed Obligations	6.1
Municipal Obligations	4.6
Foreign Corporate Obligations	3.7

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.0
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.8
U.S. Treasury Notes, 4.125%, Due 3/31/2031	3.7
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	3.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	3.2
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.2
U.S. Treasury Notes, 1.000%, Due 7/31/2028	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.0
U.S. Treasury Notes, 1.500%, Due 1/31/2027	1.0

Top Country Exposure - % Investments

Value	Value
France	0.1
Germany	0.1
Australia	0.4
Ireland	0.6
United Kingdom	0.8
Canada	1.7
United States	96.3

Top Ten Industry Allocations - % Investments

Value	Value
Home Equity ABS	2.7
Electric	3.1
Insurance	3.5
Municipal	4.6
Diversified Financial Services	5.6
Banks	5.9
Commercial MBS	6.1
UMBS Collateral	7.0
Collateralized Mortgage Obligations	8.0
U.S. Treasury Obligations	32.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - January 31, 2025

NIS_R6 0125

Class R6: NISRX

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Account Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$140,044	1/31/24
$148,431	1/31/25

(b)
Audit Related Fees	Fiscal Year Ended
$0	1/31/24
$0	1/31/25

(c)
Tax Fees(1)	Fiscal Year Ended
$27,900	1/31/24
$17,750	1/31/25

(d)
All Other Fees	Fiscal Year Ended
$0	1/31/24
$0	1/31/25

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$27,900	$32,969	N/A	1/31/24
$17,750	$107,469	N/A	1/31/25

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: January 31, 2025

Date of reporting period: January 31, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon®
FUNDS

2025

ANNUAL FINANCIAL STATEMENTS

January 31, 2025

DEVELOPING WORLD INCOME FUND

NIS CORE PLUS BOND FUND

DWI_NIS 0125

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	January 31, 2025

Additional Fund Information	Back Cover

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of January 31, 2025, the related statements of operations for the year ended January 31, 2025, the statements of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

March 27, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

Angola - 3.59%

Foreign Corporate Obligations - 0.11%
Azule Energy Finance PLC, 8.125%, Due 1/23/2030A		$830,000	$838,300

Foreign Sovereign Obligations - 3.48%
Angola Government International Bonds,
8.250%, Due 5/9/2028B		4,880,000	4,599,595
8.000%, Due 11/26/2029A		4,000,000	3,610,000
8.750%, Due 4/14/2032A		3,475,000	3,085,821
8.750%, Due 4/14/2032B		4,749,000	4,217,140
9.375%, Due 5/8/2048B		4,346,000	3,590,057
9.125%, Due 11/26/2049B		6,708,000	5,416,710
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027B		1,232,143	1,169,016

Total Foreign Sovereign Obligations			25,688,339

Total Angola (Cost $27,575,139)			26,526,639

Argentina - 2.79%

Foreign Sovereign Obligations - 2.79%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029		7,561,072	5,936,198
0.750%, Due 7/9/2030C		2,664,213	2,011,038
4.125%, Due 7/9/2035C		18,612,784	12,642,659

Total Foreign Sovereign Obligations			20,589,895

Total Argentina (Cost $17,039,503)			20,589,895

Armenia - 0.99%

Foreign Sovereign Obligations - 0.99%
Republic of Armenia Treasury Bonds,
7.000%, Due 4/29/2026	AMD	385,000,000	941,472
9.000%, Due 4/29/2026		325,000,000	813,335
9.250%, Due 4/29/2028		2,240,000,000	5,569,285

Total Foreign Sovereign Obligations			7,324,092

Total Armenia (Cost $7,346,499)			7,324,092

Azerbaijan - 0.37% (Cost $2,912,568)

Credit-Linked Notes - 0.37%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028A	AZN	5,000,000	2,708,388

Benin - 1.00%

Foreign Sovereign Obligations - 1.00%
Benin Government International Bonds,
7.960%, Due 2/13/2038B		$4,759,000	4,511,532
8.375%, Due 1/23/2041A		695,000	670,675
6.875%, Due 1/19/2052A	EUR	2,408,000	2,160,322

Total Foreign Sovereign Obligations			7,342,529

Total Benin (Cost $7,780,616)			7,342,529

Cameroon - 1.19%

Foreign Sovereign Obligations - 1.19%
Republic of Cameroon International Bonds,
9.500%, Due 7/31/2031B		$2,652,000	2,532,660
5.950%, Due 7/7/2032A	EUR	7,364,000	6,238,424

Total Foreign Sovereign Obligations			8,771,084

Total Cameroon (Cost $10,997,439)			8,771,084

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

Canada - 0.40% (Cost $3,005,587)

Foreign Corporate Obligations - 0.40%
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028A		$3,063,000	$2,984,281

Congo - 0.35% (Cost $2,600,000)

Credit-Linked Notes - 0.35%
Democratic Republic of Congo (Issuer Tugela BV), 11.260%, Due 12/14/2027, (6 mo. USD Term SOFR + 7.000%)A D		2,600,000	2,598,966

Dominican Republic - 3.12%

Foreign Sovereign Obligations - 3.12%
Dominican Republic Central Bank Notes, 13.000%, Due 12/5/2025B	DOP	105,000,000	1,720,749
Dominican Republic International Bonds,
12.000%, Due 8/8/2025B		182,500,000	2,981,503
9.750%, Due 6/5/2026B		8,850,000	143,394
8.000%, Due 2/12/2027B		220,000,000	3,402,767
12.750%, Due 9/23/2029A		249,000,000	4,447,736
13.625%, Due 2/3/2033A		54,750,000	1,057,641
13.625%, Due 2/3/2033B		67,650,000	1,307,800
11.250%, Due 9/15/2035B		29,900,000	521,480
11.250%, Due 9/15/2035A		184,000,000	3,209,107
10.750%, Due 6/1/2036B		126,850,000	2,157,377
10.750%, Due 6/1/2036A		123,000,000	2,086,501

Total Foreign Sovereign Obligations			23,036,055

Total Dominican Republic (Cost $24,259,876)			23,036,055

Ecuador - 1.54%

Foreign Sovereign Obligations - 1.54%
Ecuador Government International Bonds,
6.900%, Due 7/31/2030B		$1,832,656	1,412,004
6.900%, Due 7/31/2030A		1,149,545	885,689
5.500%, Due 7/31/2035A C		2,950,930	1,932,357
5.500%, Due 7/31/2035B C		9,091,778	5,953,567
5.000%, Due 7/31/2040A C		1,625,550	955,628
5.000%, Due 7/31/2040B C		438,000	257,491

Total Foreign Sovereign Obligations			11,396,736

Total Ecuador (Cost $10,760,478)			11,396,736

Egypt - 2.71%

Foreign Sovereign Obligations - 2.71%
Egypt Government Bonds,
14.483%, Due 4/6/2026	EGP	6,500,000	116,157
24.458%, Due 10/1/2027		182,654,000	3,743,618
15.700%, Due 11/7/2027		10,000,000	172,352
24.144%, Due 12/3/2027		262,372,000	5,378,114
Egypt Government International Bonds, 8.875%, Due 5/29/2050B		$8,888,000	7,332,600
Egypt Treasury Bills,
30.901%, Due 3/4/2025E M	EGP	64,925,000	1,266,858
26.211%, Due 3/11/2025E M		1,000,000	19,413
25.900%, Due 5/20/2025E M		106,000,000	1,960,372

Total Foreign Sovereign Obligations			19,989,484

Total Egypt (Cost $20,575,646)			19,989,484

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

El Salvador - 2.03%

Foreign Sovereign Obligations - 2.03%
El Salvador Government International Bonds,
7.125%, Due 1/20/2050B		$7,069,000	$5,973,125
9.500%, Due 7/15/2052B		2,600,000	2,722,860
9.650%, Due 11/21/2054A		5,904,000	6,272,247

Total Foreign Sovereign Obligations			14,968,232

Total El Salvador (Cost $12,274,391)			14,968,232

Gabon - 0.63%

Foreign Sovereign Obligations - 0.63%
Gabon Government International Bonds,
6.950%, Due 6/16/2025B		416,000	407,645
6.625%, Due 2/6/2031B		5,376,000	4,250,508

Total Foreign Sovereign Obligations			4,658,153

Total Gabon (Cost $5,308,480)			4,658,153

Ghana - 2.53%

Credit-Linked Notes - 0.01%
Ghana Promissory Notes (Issuer Saderea DAC), Due 11/30/2026B E F		139,548	80,938

Foreign Corporate Obligations - 0.30%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028A		2,124,000	2,017,254
Tullow Oil PLC, 10.250%, Due 5/15/2026B		209,000	189,745

Total Foreign Corporate Obligations			2,206,999

Foreign Sovereign Obligations - 2.22%
Ghana Government International Bonds,
Due 7/3/2026A E		622,656	581,063
5.000%, Due 7/3/2029A C		7,295,648	6,502,173
Due 1/3/2030A E		1,175,199	915,186
5.000%, Due 7/3/2035A C		5,012,832	3,658,866
Republic of Ghana Government Bonds,
19.250%, Due 6/23/2025	GHS	23,500,000	1,470,402
19.000%, Due 11/2/2026		47,576,000	2,313,522
19.250%, Due 1/18/2027		19,750,000	933,111

Total Foreign Sovereign Obligations			16,374,323

Total Ghana (Cost $24,968,589)			18,662,260

Honduras - 0.57% (Cost $4,345,703)

Foreign Sovereign Obligations - 0.57%
Honduras Government International Bonds, 8.625%, Due 11/27/2034A		$4,388,000	4,236,614

Iraq - 1.13% (Cost $8,074,105)

Foreign Sovereign Obligations - 1.13%
Iraq International Bonds, 5.800%, Due 1/15/2028B		8,482,500	8,337,407

Ivory Coast - 3.09%

Credit-Linked Notes - 0.28%
Republic of Cote d’Ivoire (Issuer Zambezi BV), 6.000%, Due 8/2/2026A	XOF	1,333,333,334	2,108,253

Foreign Sovereign Obligations - 2.81%
Ivory Coast Government International Bonds,
4.875%, Due 1/30/2032B	EUR	7,091,000	6,547,023
6.125%, Due 6/15/2033B		$6,642,000	5,944,590
6.875%, Due 10/17/2040B	EUR	1,500,000	1,359,254
6.625%, Due 3/22/2048B		8,159,000	6,868,657

Total Foreign Sovereign Obligations			20,719,524

Total Ivory Coast (Cost $23,643,933)			22,827,777

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

Jamaica - 0.09% (Cost $641,118)

Foreign Sovereign Obligations - 0.09%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030	JMD	100,000,000	$658,938

Kazakhstan - 3.07%

Foreign Sovereign Obligations - 3.07%
Kazakhstan Government Bonds,
10.750%, Due 2/11/2025	KZT	240,000,000	462,570
7.200%, Due 5/27/2025		2,817,000,000	5,373,461
10.500%, Due 8/4/2026		500,000,000	945,403
13.900%, Due 9/16/2026		280,000,000	554,584
9.000%, Due 3/6/2027		1,160,000,000	2,115,484
9.000%, Due 7/3/2027		1,139,000,000	2,057,731
15.350%, Due 11/18/2027		630,000,000	1,304,115
10.400%, Due 4/12/2028		970,000,000	1,784,618
5.000%, Due 4/18/2028		2,650,000,000	4,104,638
15.300%, Due 3/3/2029		736,866,000	1,554,619
7.680%, Due 8/13/2029		224,390,000	366,491
12.000%, Due 3/7/2030		165,000,000	315,090
5.500%, Due 4/24/2032		800,000,000	1,057,565
10.120%, Due 2/17/2034		400,000,000	681,337

Total Foreign Sovereign Obligations			22,677,706

Total Kazakhstan (Cost $25,055,735)			22,677,706

Kenya - 4.34%

Foreign Sovereign Obligations - 4.34%
Republic of Kenya Government International Bonds,
7.000%, Due 5/22/2027B		$874,000	861,729
9.750%, Due 2/16/2031B		4,371,000	4,330,376
8.000%, Due 5/22/2032B		3,253,000	2,972,949
6.300%, Due 1/23/2034B		1,148,000	915,416
Republic of Kenya Infrastructure Bonds,
12.500%, Due 5/12/2025	KES	16,024,384	124,116
10.200%, Due 5/25/2026		15,500,000	113,227
11.000%, Due 10/12/2026		43,467,948	318,439
13.215%, Due 11/27/2028		124,600,000	923,893
10.850%, Due 4/2/2029		24,550,000	179,021
17.933%, Due 5/6/2030		47,000,000	406,836
18.461%, Due 8/9/2032		1,611,650,000	14,558,146
12.500%, Due 1/10/2033		631,000,000	4,436,378
11.750%, Due 10/8/2035		112,000,000	775,700
12.257%, Due 1/5/2037		152,000,000	1,082,345

Total Foreign Sovereign Obligations			31,998,571

Total Kenya (Cost $32,015,949)			31,998,571

Kyrgyzstan - 1.40%

Credit-Linked Notes - 1.40%
Republic of Kyrgyzstan (Issuer Rufiji BV), 8.000%, Due 5/26/2025	KGS	70,000,000	806,941
Republic of Kyrgyzstan (Issuer Tugela BV),
6.000%, Due 9/19/2025A		120,500,000	1,363,600
12.250%, Due 9/13/2027A		220,000,000	2,556,730
12.000%, Due 2/7/2028A		95,000,000	1,062,544
6.000%, Due 9/13/2029A		305,000,000	2,663,911
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028A		180,000,000	1,893,036

Total Credit-Linked Notes			10,346,762

Total Kyrgyzstan (Cost $11,656,478)			10,346,762

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

Lebanon - 0.50%

Foreign Sovereign Obligations - 0.50%
Lebanon Government International Bonds,
Due 5/17/2033B E F		$12,167,000	$1,931,876
Due 5/17/2034B E F		11,153,000	1,781,692

Total Foreign Sovereign Obligations			3,713,568

Total Lebanon (Cost $3,869,444)			3,713,568

Malawi - 0.80%

Credit-Linked Notes - 0.80%
Republic of Malawi (Issuer Tugela BV),
12.000%, Due 2/28/2025A		400,000	398,766
11.000%, Due 4/21/2025A		1,600,000	925,252
12.500%, Due 5/21/2025A		1,050,000	450,417
12.000%, Due 12/19/2025A		825,000	825,931
18.500%, Due 8/15/2026A		2,700,000	1,136,289
15.000%, Due 8/19/2026A		1,000,000	967,649
12.500%, Due 6/2/2027A		800,000	430,172
13.500%, Due 6/18/2027A		700,000	265,323
13.000%, Due 8/20/2027A		500,000	232,603
13.500%, Due 9/3/2027A		650,000	254,198

Total Credit-Linked Notes			5,886,600

Total Malawi (Cost $10,021,353)			5,886,600

Mongolia - 2.35%

Credit-Linked Notes - 2.35%
Development Bank of Mongolia (Issuer Rufiji BV), Due 10/24/2031A E G	MNT	18,900,000,000	5,471,809
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027A		27,500,000,000	8,268,777
Republic of Mongolia (Issuer Aurora Australis BV), 10.000%, Due 11/25/2031A G		8,000,000,000	2,315,307
Republic of Mongolia (Issuer Rufiji BV), 6.854%, Due 4/22/2025 + 2.000%)A D		4,500,000,000	1,302,907

Total Credit-Linked Notes			17,358,800

Total Mongolia (Cost $17,447,943)			17,358,800

Mozambique - 3.57%

Credit-Linked Notes - 1.34%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
Due 3/26/2025E G	MZN	90,500,000	1,392,543
17.000%, Due 5/11/2025		100,000,000	1,479,604
14.500%, Due 11/13/2025		40,000,000	567,101
14.500%, Due 2/11/2027G		46,752,000	754,587
19.000%, Due 5/12/2028A		51,000,000	699,349
18.000%, Due 1/15/2029A		130,000,000	2,036,124
17.000%, Due 5/24/2029B		188,500,000	2,939,037

Total Credit-Linked Notes			9,868,345

Foreign Sovereign Obligations - 2.23%
Mozambique International Bonds,
9.000%, Due 9/15/2031A		$2,353,000	1,911,834
9.000%, Due 9/15/2031B		17,933,000	14,570,724

Total Foreign Sovereign Obligations			16,482,558

Total Mozambique (Cost $27,333,131)			26,350,903

Netherlands - 0.81%

Foreign Corporate Obligations - 0.24%
Zambezi BV, 11.500%, Due 6/22/2035A	PYG	13,500,000,000	1,786,202

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

Netherlands - 0.81% (continued)

Foreign Sovereign Obligations - 0.57%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV,
12.000%, Due 12/15/2026B		$2,600,000	$2,582,419
12.000%, Due 1/21/2027B		1,600,000	1,590,670

Total Foreign Sovereign Obligations			4,173,089

Total Netherlands (Cost $6,067,220)			5,959,291

Nigeria - 4.25%

Credit-Linked Notes - 0.67%
Republic of Nigeria (Issuer ICBC Standard Bank PLC), Due 2/27/2025E H I	NGN	7,797,524,000	4,977,340

Foreign Corporate Obligations - 0.87%
Access Bank PLC, 6.125%, Due 9/21/2026A		$1,207,000	1,186,197
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025A		1,029,000	1,035,997
IHS Holding Ltd., 7.875%, Due 5/29/2030A		1,642,000	1,614,887
SEPLAT Energy PLC, 7.750%, Due 4/1/2026A		631,000	628,754
United Bank for Africa PLC, 6.750%, Due 11/19/2026A		1,984,000	1,955,331

Total Foreign Corporate Obligations			6,421,166

Foreign Sovereign Obligations - 2.71%
Nigeria Government Bonds,
12.500%, Due 1/22/2026	NGN	856,000,000	507,119
16.288%, Due 3/17/2027		290,000,000	180,918
Nigeria Government International Bonds,
6.125%, Due 9/28/2028B		$1,926,000	1,774,328
8.375%, Due 3/24/2029B		4,185,000	4,103,811
7.875%, Due 2/16/2032B		4,338,000	3,985,581
8.250%, Due 9/28/2051B		1,675,000	1,365,125
Nigeria OMO Bills,
27.860%, Due 5/20/2025E M	NGN	785,000,000	490,378
28.739%, Due 6/17/2025E M		1,700,000,000	1,041,341
29.895%, Due 9/30/2025E M		7,150,000,000	4,082,721
26.996%, Due 12/30/2025E M		2,400,000,000	1,295,129
30.083%, Due 1/6/2026E M		1,900,000,000	1,020,996
Nigeria Treasury Bills, 22.678%, Due 3/27/2025E M		218,000,000	141,464

Total Foreign Sovereign Obligations			19,988,911

Total Nigeria (Cost $32,491,818)			31,387,417

Pakistan - 3.63%

Foreign Sovereign Obligations - 3.63%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027B		$2,065,000	1,918,001
7.375%, Due 4/8/2031B		8,005,000	6,914,431
Pakistan Treasury Bills,
20.100%, Due 3/6/2025E M	PKR	1,150,000,000	4,077,674
20.770%, Due 4/3/2025E M		1,100,000,000	3,863,611
20.046%, Due 5/15/2025E M		1,232,000,000	4,271,742
18.902%, Due 5/29/2025E M		1,663,100,000	5,741,721

Total Foreign Sovereign Obligations			26,787,180

Total Pakistan (Cost $26,387,275)			26,787,180

Papua New Guinea - 0.77% (Cost $5,621,925)

Foreign Sovereign Obligations - 0.77%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028B		$5,726,000	5,662,077

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

Paraguay - 1.42%

Credit-Linked Notes - 0.55%
Municipalidad de Asuncion (Issuer Tugela BV), 12.000%, Due 11/22/2032A	PYG	16,600,000,000	$2,284,701
Republic of Paraguay (Issuer Tugela BV), 9.850%, Due 2/14/2031A		13,700,000,000	1,730,539

Total Credit-Linked Notes			4,015,240

Foreign Sovereign Obligations - 0.87%
Paraguay Government International Bonds,
7.900%, Due 2/9/2031A		23,803,000,000	3,048,737
7.900%, Due 2/9/2031B		26,400,000,000	3,381,366

Total Foreign Sovereign Obligations			6,430,103

Total Paraguay (Cost $11,206,750)			10,445,343

Republic of Mauritius - 0.18% (Cost $1,357,648)

Foreign Corporate Obligations - 0.18%
Axian Telecom, 7.375%, Due 2/16/2027A		$1,368,000	1,347,841

Rwanda - 0.29% (Cost $2,321,812)

Foreign Sovereign Obligations - 0.29%
Rwanda International Government Bonds, 5.500%, Due 8/9/2031B		2,590,000	2,156,750

Senegal - 2.72%

Foreign Sovereign Obligations - 2.72%
Senegal Government International Bonds,
4.750%, Due 3/13/2028B	EUR	2,752,000	2,657,308
7.750%, Due 6/10/2031B		$5,788,000	5,288,127
6.250%, Due 5/23/2033B		2,955,000	2,435,112
5.375%, Due 6/8/2037B	EUR	9,400,000	7,100,737
6.750%, Due 3/13/2048B		$3,745,000	2,612,137

Total Foreign Sovereign Obligations			20,093,421

Total Senegal (Cost $22,055,197)			20,093,421

South Africa - 0.22% (Cost $1,658,183)

Foreign Corporate Obligations - 0.22%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026A		1,865,000	1,617,421

Sri Lanka - 3.23%

Foreign Sovereign Obligations - 3.23%
Sri Lanka Government Bonds,
10.750%, Due 3/15/2028	LKR	300,000,000	1,023,683
9.000%, Due 5/1/2028		661,000,000	2,145,512
11.000%, Due 5/15/2030		2,045,000,000	6,833,249
Sri Lanka Government International Bonds,
4.000%, Due 4/15/2028A		$2,211,966	2,062,658
3.100%, Due 1/15/2030A C		1,802,877	1,566,249
3.350%, Due 3/15/2033A C		3,536,316	2,793,690
3.600%, Due 6/15/2035A C		2,387,827	1,683,418
3.600%, Due 5/15/2036A C		1,657,207	1,339,868
3.600%, Due 2/15/2038A C		5,315,807	4,358,962

Total Foreign Sovereign Obligations			23,807,289

Total Sri Lanka (Cost $21,925,038)			23,807,289

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

Supranational - 2.21%

Foreign Sovereign Obligations - 2.21%
European Bank for Reconstruction & Development,
14.750%, Due 2/7/2025B		$700,000	$654,213
13.400%, Due 2/10/2025		1,000,000	888,721
16.100%, Due 4/11/2025	KES	400,000,000	3,105,573
12.750%, Due 5/30/2025		$1,300,000	1,289,455
13.000%, Due 9/22/2025		500,000	477,457
7.400%, Due 12/7/2025	VND	29,495,000,000	1,191,796
International Finance Corp.,
16.000%, Due 2/21/2025	UZS	15,000,000,000	1,155,488
14.250%, Due 5/2/2025		15,000,000,000	1,149,113
6.750%, Due 7/30/2026B	AZN	4,100,000	2,351,401
6.000%, Due 1/15/2027		2,685,110	1,554,925
15.000%, Due 2/5/2027	UZS	3,100,000,000	241,367
9.200%, Due 11/29/2027	MNT	4,300,000,000	1,215,394
7.550%, Due 12/15/2028	AZN	1,799,000	1,031,021

Total Foreign Sovereign Obligations			16,305,924

Total Supranational (Cost $16,898,470)			16,305,924

Suriname - 1.11% (Cost $8,109,202)

Foreign Sovereign Obligations - 1.11%
Suriname Government International Bonds, 7.950%, Due 7/15/2033, Cash (4.950%) or PIK (in-kind rate 3.000%)B		$8,581,986	8,174,342

Tajikistan - 0.60% (Cost $4,352,491)

Foreign Sovereign Obligations - 0.60%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027B		4,507,000	4,422,809

Togo - 0.20%

Foreign Corporate Obligations - 0.20%
Ecobank Transnational, Inc.,
10.125%, Due 10/15/2029A		600,000	632,238
8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)A D		847,000	841,791

Total Foreign Corporate Obligations			1,474,029

Total Togo (Cost $1,439,378)			1,474,029

Trinidad and Tobago - 0.37% (Cost $2,689,434)

Foreign Corporate Obligations - 0.37%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029A		2,624,000	2,726,598

Tunisia - 1.36%

Foreign Sovereign Obligations - 1.36%
Tunisian Republic,
6.375%, Due 7/15/2026A	EUR	100,000	100,758
6.375%, Due 7/15/2026B		9,884,000	9,958,872

Total Foreign Sovereign Obligations			10,059,630

Total Tunisia (Cost $9,454,086)			10,059,630

Uganda - 3.04%

Foreign Sovereign Obligations - 3.04%
Republic of Uganda Government Bonds,
14.000%, Due 5/29/2025	UGX	7,000,000,000	1,912,965
19.500%, Due 12/18/2025		6,400,000,000	1,806,999
16.000%, Due 5/6/2027		2,500,000,000	677,886
14.250%, Due 8/23/2029		5,100,000,000	1,289,889

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

Uganda - 3.04% (continued)

Foreign Sovereign Obligations - 3.04% (continued)
Republic of Uganda Government Bonds, (continued)
16.000%, Due 11/14/2030	UGX	6,940,000,000	$1,842,931
17.000%, Due 4/3/2031		3,460,000,000	950,660
16.375%, Due 3/4/2032		3,836,900,000	1,027,262
14.375%, Due 2/3/2033		10,878,000,000	2,639,938
14.250%, Due 6/22/2034		28,285,700,000	6,744,783
16.250%, Due 11/8/2035		7,800,000,000	2,044,536
15.000%, Due 6/18/2043		6,456,100,000	1,507,298

Total Foreign Sovereign Obligations			22,445,147

Total Uganda (Cost $23,269,159)			22,445,147

Ukraine - 1.18%

Foreign Sovereign Obligations - 1.18%
Ukraine Government International Bonds,
1.750%, Due 2/1/2029B C		$763,550	535,439
3.000%, Due 2/1/2030B C		205,404	116,012
1.750%, Due 2/1/2034B C		1,593,800	900,115
3.000%, Due 2/1/2034B C		767,563	331,718
1.750%, Due 2/1/2035B C		10,409,966	5,813,966
3.000%, Due 2/1/2035B C		648,645	399,727
1.750%, Due 2/1/2036B C		462,847	254,277
3.000%, Due 2/1/2036B C		540,538	332,093

Total Foreign Sovereign Obligations			8,683,347

Total Ukraine (Cost $7,487,788)			8,683,347

United Kingdom - 1.02%

Foreign Corporate Obligations - 1.02%
HSBC Bank PLC, Due 4/14/2025A E H I	NGN	1,984,000,000	1,249,573
ICBC Standard Bank PLC, Due 11/6/2025B E		4,424,651,000	2,469,730
Standard Chartered Bank,
Due 4/7/2025A E	PKR	326,200,000	1,136,748
Due 5/6/2025E		251,000,000	866,720
Due 6/2/2025A E		205,000,000	702,040
Due 10/6/2025E		344,000,000	1,133,596

Total Foreign Corporate Obligations			7,558,407

Total United Kingdom (Cost $7,411,524)			7,558,407

United Republic of Tanzania - 0.38% (Cost $2,776,010)

Foreign Corporate Obligations - 0.38%
HTA Group Ltd., 7.500%, Due 6/4/2029A		$2,772,000	2,809,505

United States - 5.78%

Corporate Obligations - 5.78%
Citigroup Global Markets Holdings, Inc.,
Due 2/27/2025A E	NGN	2,124,962,236	1,403,505
Due 2/27/2025E		5,015,540,116	3,312,688
Due 6/20/2025A E		3,610,908,206	2,201,317
8.690%, Due 9/9/2025A	BDT	90,000,000	726,750
Due 12/4/2025A E	NGN	4,161,110,637	2,292,037
Due 1/22/2026A E	EGP	310,000,000	4,960,185
12.500%, Due 1/26/2026B	NGN	1,060,000,000	665,751
Due 1/29/2026A E	EGP	55,000,000	878,303
12.000%, Due 4/8/2026A	BDT	76,000,000	625,368
12.300%, Due 6/9/2026A		446,700,000	3,687,582
12.400%, Due 5/17/2029A		137,313,000	1,137,920
18.500%, Due 2/25/2031A	NGN	5,219,438,057	3,054,865

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

United States - 5.78% (continued)

Corporate Obligations - 5.78% (continued)
JPMorgan Chase Bank NA,
Due 10/23/2025A E	EGP	195,000,000	$3,275,519
Due 1/22/2026A E		190,000,000	3,038,865
16.250%, Due 10/23/2026A	UZS	13,500,000,000	1,081,452
18.350%, Due 7/23/2027A		7,600,000,000	592,476
24.300%, Due 8/18/2027A	EGP	106,000,000	2,441,016
25.318%, Due 8/18/2027A		131,125,000	3,019,605
22.576%, Due 1/11/2028A		80,500,000	1,645,695
Morgan Stanley Finance LLC,
12.650%, Due 10/18/2025A	BDT	180,000,000	1,451,906
12.650%, Due 10/18/2025		145,000,000	1,164,493

Total Corporate Obligations			42,657,298

Total United States (Cost $44,591,044)			42,657,298

Uruguay - 1.46%

Foreign Sovereign Obligations - 1.46%
Uruguay Government International Bonds,
8.500%, Due 3/15/2028B	UYU	51,000,000	1,143,262
3.875%, Due 7/2/2040J		382,153,958	9,237,812
3.400%, Due 5/16/2045J		17,196,037	396,679

Total Foreign Sovereign Obligations			10,777,753

Total Uruguay (Cost $10,760,825)			10,777,753

Uzbekistan - 2.37%

Credit-Linked Notes - 0.13%
Republic of Uzbekistan (Issuer ICBC Standard Bank PLC), 16.000%, Due 1/23/2029A	UZS	13,125,000,000	963,148

Foreign Corporate Obligations - 0.19%
Navoi Mining & Metallurgical Combinat,
6.700%, Due 10/17/2028A		$375,000	376,271
6.950%, Due 10/17/2031A		1,008,000	1,002,080

Total Foreign Corporate Obligations			1,378,351

Foreign Sovereign Obligations - 2.05%
Republic of Uzbekistan International Bonds,
16.250%, Due 10/12/2026A	UZS	62,860,000,000	4,973,714
16.250%, Due 10/12/2026B		76,570,000,000	6,058,500
16.625%, Due 5/29/2027A		53,850,000,000	4,112,839

Total Foreign Sovereign Obligations			15,145,053

Total Uzbekistan (Cost $17,835,424)			17,486,552

Venezuela - 0.85%

Foreign Corporate Obligations - 0.30%
Petroleos de Venezuela SA,
Due 5/16/2024B E F		$1,250,000	150,000
Due 11/15/2026B E F		16,957,239	2,034,869

Total Foreign Corporate Obligations			2,184,869

Foreign Sovereign Obligations - 0.55%
Venezuela Government International Bonds,
Due 4/21/2025B E F		2,256,000	356,001
Due 10/21/2026B E F		4,481,500	873,809
Due 5/7/2028B E F		8,208,400	1,399,035
Due 8/5/2031B E F		8,054,300	1,462,328

Total Foreign Sovereign Obligations			4,091,173

Total Venezuela (Cost $7,914,491)			6,276,042

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

	Principal Amount		Fair Value

Vietnam - 0.21% (Cost $1,590,585)

Foreign Sovereign Obligations - 0.21%
Viet Nam Debt & Asset Trading Corp., 1.000%, Due 10/10/2025B		$1,667,000	$1,582,246

Zambia - 4.42%

Credit-Linked Notes - 0.29%
Republic of Zambia (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026A	ZMW	65,213,869	2,133,765

Foreign Corporate Obligations - 0.17%
First Quantum Minerals Ltd.,
6.875%, Due 10/15/2027B		$753,000	751,940
8.625%, Due 6/1/2031A		499,000	512,119

Total Foreign Corporate Obligations			1,264,059

Foreign Sovereign Obligations - 3.96%
Zambia Government Bonds,
12.000%, Due 4/23/2025	ZMW	7,800,000	277,623
11.000%, Due 1/25/2026		114,100,000	3,882,946
12.000%, Due 6/17/2026		12,000,000	403,618
15.000%, Due 8/18/2026		12,000,000	416,490
10.000%, Due 8/21/2026		20,700,000	670,443
13.000%, Due 8/29/2026		64,500,000	2,176,214
13.000%, Due 12/18/2027		24,795,000	759,750
12.000%, Due 5/31/2028		42,800,000	1,247,178
13.000%, Due 12/17/2028		30,000,000	887,177
13.000%, Due 7/27/2030		8,000,000	224,763
13.000%, Due 1/25/2031		84,800,000	2,297,038
13.000%, Due 6/26/2033		9,000,000	214,766
Zambia Government International Bonds,
5.750%, Due 6/30/2033B C		$12,822,104	11,406,864
0.500%, Due 12/31/2053, Cash (1.500%) or PIK (in-kind rate 6.000%)B		7,221,861	4,388,797

Total Foreign Sovereign Obligations			29,253,667

Total Zambia (Cost $36,358,130)			32,651,491

	Shares

SHORT-TERM INVESTMENTS - 9.18% (Cost $67,784,117)

Investment Companies - 9.18%
American Beacon U.S. Government Money Market Select Fund, 4.23%K L		67,784,117	67,784,117

TOTAL INVESTMENTS - 97.41% (Cost $743,324,727)			719,089,707
OTHER ASSETS, NET OF LIABILITIES - 2.59%			19,117,785

TOTAL NET ASSETS - 100.00%			$738,207,492

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $197,023,025 or 26.69% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at January 31, 2025. The maturity date disclosed represents the final maturity date.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2025.

E Zero coupon bond.

F Default Security. At period end, the amount of securities in default was $10,070,548 or 1.36% of net assets.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $6,226,913 or 0.84% of net assets.

I Value was determined using significant unobservable inputs.

J Inflation-Indexed Note.

K 7-day yield.

L The Fund is affiliated by having the same investment advisor.

M Coupon represents a weighted average yield to maturity.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on January 31, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	1,201,820	USD	1,199,277	4/10/2025	GST	$2,543	$-	$2,543
USD	366,429	EUR	368,586	4/10/2025	HUB	-	(2,157)	(2,157)
USD	23,185,555	EUR	22,823,820	2/5/2025	ISB	361,735	-	361,735
EGP	1,148,168	USD	1,130,162	4/10/2025	JPM	18,006	-	18,006
USD	1,489,346	EUR	1,478,183	4/10/2025	MLI	11,163	-	11,163
EUR	723,389	USD	715,737	4/10/2025	UAG	7,652	-	7,652
EUR	1,252,810	USD	1,245,198	4/10/2025	UAG	7,612	-	7,612
USD	23,391,369	EUR	23,276,970	4/10/2025	UAG	114,399	-	114,399

						$523,110	$(2,157)	$520,953

*	All values denominated in USD.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

Glossary:

Counterparty Abbreviations:
GST	Goldman Sachs International
HUB	HSBC Bank PLC
ISB	ICBC Standard Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
UAG	UBS AG

Currency Abbreviations:
AMD	Armenian Dram
AZN	Azerbaijan Manat
BDT	Bangladeshi Taka
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
JMD	Jamaican Dollar
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolian Tugrik
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan Guarani
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
VND	Vietnamese Dong
XOF	West African Communaute Financiere Africaine Franc
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2025, the investments were classified as described below:

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Azerbaijan	$-	$2,708,388	$-	$2,708,388
Congo	-	2,598,966	-	2,598,966
Ghana	-	80,938	-	80,938
Ivory Coast	-	2,108,253	-	2,108,253
Kyrgyzstan	-	10,346,762	-	10,346,762
Malawi	-	5,886,600	-	5,886,600
Mongolia	-	17,358,800	-	17,358,800
Mozambique	-	9,868,345	-	9,868,345
Nigeria	-	-	4,977,340	4,977,340
Paraguay	-	4,015,240	-	4,015,240
Uzbekistan	-	963,148	-	963,148
Zambia	-	2,133,765	-	2,133,765
Foreign Corporate Obligations
Angola	-	838,300	-	838,300
Canada	-	2,984,281	-	2,984,281
Ghana	-	2,206,999	-	2,206,999
Netherlands	-	1,786,202	-	1,786,202
Nigeria	-	6,421,166	-	6,421,166
Republic of Mauritius	-	1,347,841	-	1,347,841
South Africa	-	1,617,421	-	1,617,421

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Foreign Corporate Obligations (continued)
Togo	$-	$1,474,029	$-	$1,474,029
Trinidad and Tobago	-	2,726,598	-	2,726,598
United Kingdom	-	6,308,834	1,249,573	7,558,407
United Republic of Tanzania	-	2,809,505	-	2,809,505
Uzbekistan	-	1,378,351	-	1,378,351
Venezuela	-	2,184,869	-	2,184,869
Zambia	-	1,264,059	-	1,264,059
Foreign Sovereign Obligations
Angola	-	25,688,339	-	25,688,339
Argentina	-	20,589,895	-	20,589,895
Armenia	-	7,324,092	-	7,324,092
Benin	-	7,342,529	-	7,342,529
Cameroon	-	8,771,084	-	8,771,084
Dominican Republic	-	23,036,055	-	23,036,055
Ecuador	-	11,396,736	-	11,396,736
Egypt	-	19,989,484	-	19,989,484
El Salvador	-	14,968,232	-	14,968,232
Gabon	-	4,658,153	-	4,658,153
Ghana	-	16,374,323	-	16,374,323
Honduras	-	4,236,614	-	4,236,614
Iraq	-	8,337,407	-	8,337,407
Ivory Coast	-	20,719,524	-	20,719,524
Jamaica	-	658,938	-	658,938
Kazakhstan	-	22,677,706	-	22,677,706
Kenya	-	31,998,571	-	31,998,571
Lebanon	-	3,713,568	-	3,713,568
Mozambique	-	16,482,558	-	16,482,558
Netherlands	-	4,173,089	-	4,173,089
Nigeria	-	19,988,911	-	19,988,911
Pakistan	-	26,787,180	-	26,787,180
Papua New Guinea	-	5,662,077	-	5,662,077
Paraguay	-	6,430,103	-	6,430,103
Rwanda	-	2,156,750	-	2,156,750
Senegal	-	20,093,421	-	20,093,421
Sri Lanka	-	23,807,289	-	23,807,289
Supranational	-	16,305,924	-	16,305,924
Suriname	-	8,174,342	-	8,174,342
Tajikistan	-	4,422,809	-	4,422,809
Tunisia	-	10,059,630	-	10,059,630
Uganda	-	22,445,147	-	22,445,147
Ukraine	-	8,683,347	-	8,683,347
Uruguay	-	10,777,753	-	10,777,753
Uzbekistan	-	15,145,053	-	15,145,053
Venezuela	-	4,091,173	-	4,091,173
Vietnam	-	1,582,246	-	1,582,246
Zambia	-	29,253,667	-	29,253,667
Corporate Obligations
United States	-	42,657,298	-	42,657,298
Short-Term Investments	67,784,117	-	-	67,784,117

Total Investments in Securities - Assets	$67,784,117	$645,078,677	$6,226,913	$719,089,707

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$523,110	$-	$523,110

Total Financial Derivative Instruments - Assets	$-	$523,110	$-	$523,110

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(2,157)	$-	$(2,157)

Total Financial Derivative Instruments - Liabilities	$-	$(2,157)	$-	$(2,157)

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2025

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended January 31, 2025, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2024	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in (Depreciation) Unrealized Appreciation	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2025	Unrealized Appreciation (Depreciation) at Year End*
Credit-Linked Notes	$-	$4,083,042	$-	$952,761	$-	$(58,463)	$-	$-	$4,977,340	$(58,462)
Foreign Corporate Obligations	-	1,370,703	-	201,123	-	(322,253)	-	-	1,249,573	(322,254)
Foreign Sovereign Obligations	6,687,571	989,465	7,623,084	(44,309)	(3,528,616)	3,518,973	-	-	-	-

	$6,687,571	$6,443,210	$7,623,084	$1,109,575	$(3,528,616)	$3,138,257	$-	$-	$6,226,913	$(380,716)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

For the year ended January 31, 2025, one foreign corporate obligation was fair valued at $1,249,573, and one credit-linked note was fair valued at $4,977,340 by the Fair Value Committee, and have been classified as Level 3 due to the lack of pricing. The Level 3 investments fair value is based on unobservable inputs that are not developed by the Manager such as investments for which fair value is determined by recent pricing obtained from brokers.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 27.78%

Basic Materials - 0.15%

Chemicals - 0.15%
Mativ Holdings, Inc., 8.000%, Due 10/1/2029A	$12,000	$11,444

Communications - 1.46%

Internet - 0.33%
Cogent Communications Group LLC, 7.000%, Due 6/15/2027A	15,000	15,173
Meta Platforms, Inc., 4.550%, Due 8/15/2031	10,000	9,859

		25,032

Media - 0.70%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, Due 2/1/2031A	15,000	13,310
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, Due 6/1/2034	15,000	15,315
Comcast Corp., 3.999%, Due 11/1/2049	15,000	11,270
Sirius XM Radio LLC, 4.000%, Due 7/15/2028A	15,000	14,034

		53,929

Telecommunications - 0.43%
AT&T, Inc., 3.650%, Due 6/1/2051	15,000	10,565
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	10,000	9,375
Verizon Communications, Inc., 2.550%, Due 3/21/2031	15,000	12,985

		32,925

Total Communications		111,886

Consumer, Cyclical - 2.14%

Airlines - 0.63%
American Airlines Pass-Through Trust, 3.350%, Due 4/15/2031, 2017-2, AA	9,723	9,101
AS Mileage Plan IP Ltd., 5.021%, Due 10/20/2029A	30,000	29,396
JetBlue Pass-Through Trust, 4.000%, Due 5/15/2034, 2020-1, A	11,074	10,309

		48,806

Auto Manufacturers - 0.13%
General Motors Financial Co., Inc., 6.100%, Due 1/7/2034	10,000	10,117

Distribution/Wholesale - 0.20%
H&E Equipment Services, Inc., 3.875%, Due 12/15/2028A	15,000	14,983

Home Furnishings - 0.23%
Tempur Sealy International, Inc., 3.875%, Due 10/15/2031A	20,000	17,589

Leisure Time - 0.77%
Carnival Corp., 4.000%, Due 8/1/2028A	20,000	19,135
Royal Caribbean Cruises Ltd., 5.625%, Due 9/30/2031A	25,000	24,824
Viking Cruises Ltd., 5.875%, Due 9/15/2027A	15,000	14,973

		58,932

Retail - 0.18%
Lithia Motors, Inc., 4.375%, Due 1/15/2031A	15,000	13,816

Total Consumer, Cyclical		164,243

Consumer, Non-Cyclical - 2.28%

Beverages - 0.12%
Coca-Cola Co., 5.300%, Due 5/13/2054	10,000	9,639

Biotechnology - 0.13%
Amgen, Inc., 4.050%, Due 8/18/2029	10,000	9,647

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 27.78% (continued)

Consumer, Non-Cyclical - 2.28% (continued)

Commercial Services - 1.21%
Block, Inc., 6.500%, Due 5/15/2032A	$15,000	$15,332
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	13,811
TriNet Group, Inc., 7.125%, Due 8/15/2031A	15,000	15,397
United Rentals North America, Inc., 6.125%, Due 3/15/2034A	15,000	15,026
University of Southern California, 3.028%, Due 10/1/2039	10,000	7,912
Valvoline, Inc., 3.625%, Due 6/15/2031A	30,000	26,025

		93,503

Food - 0.26%
Post Holdings, Inc., 6.250%, Due 2/15/2032A	20,000	20,034

Health Care - Services - 0.30%
Centene Corp., 3.375%, Due 2/15/2030	15,000	13,446
Quest Diagnostics, Inc., 5.000%, Due 12/15/2034	10,000	9,677

		23,123

Pharmaceuticals - 0.26%
Cardinal Health, Inc., 5.350%, Due 11/15/2034	20,000	19,743

Total Consumer, Non-Cyclical		175,689

Energy - 1.60%

Oil & Gas - 0.81%
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	15,000	14,525
ConocoPhillips Co., 5.500%, Due 1/15/2055	5,000	4,726
HF Sinclair Corp., 5.750%, Due 1/15/2031	15,000	15,020
Pioneer Natural Resources Co., 1.900%, Due 8/15/2030	5,000	4,269
TGNR Intermediate Holdings LLC, 5.500%, Due 10/15/2029A	25,000	23,745

		62,285

Pipelines - 0.79%
FTAI Infra Escrow Holdings LLC, 10.500%, Due 6/1/2027A	10,000	10,582
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	20,000	19,385
Venture Global LNG, Inc.,
8.125%, Due 6/1/2028A	7,000	7,315
8.375%, Due 6/1/2031A	8,000	8,421
Williams Cos., Inc., 5.600%, Due 3/15/2035	15,000	15,035

		60,738

Total Energy		123,023

Financial - 15.17%

Banks - 4.84%
Associated Banc-Corp., 6.455%, Due 8/29/2030, (1 day USD SOFR + 3.030%)B	15,000	15,221
Bank of America Corp.,
3.419%, Due 12/20/2028, (3 mo. USD Term SOFR + 1.302%)B	15,000	14,391
3.970%, Due 3/5/2029, (3 mo. USD Term SOFR + 1.332%)B	10,000	9,726
5.819%, Due 9/15/2029, (1 day USD SOFR + 1.570%)B	10,000	10,267
5.518%, Due 10/25/2035, (1 day USD SOFR + 1.738%)B	10,000	9,772
Bank of New York Mellon Corp.,
3.700%, Due 3/20/2026, H, (5 yr. CMT + 3.352%)B C	30,000	29,248
6.317%, Due 10/25/2029, (1 day USD SOFR + 1.598%)B	10,000	10,494
5.188%, Due 3/14/2035, (1 day USD SOFR + 1.418%)B	10,000	9,892
Citigroup, Inc.,
4.000%, Due 12/10/2025, W, (5 yr. CMT + 3.597%)B C	25,000	24,647
3.057%, Due 1/25/2033, (1 day USD SOFR + 1.351%)B	10,000	8,631
6.174%, Due 5/25/2034, (1 day USD SOFR + 2.661%)B	10,000	10,181

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 27.78% (continued)

Financial - 15.17% (continued)

Banks - 4.84% (continued)
First Horizon Bank, 5.750%, Due 5/1/2030	$15,000	$14,992
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (1 day USD SOFR + 1.114%)B	10,000	9,561
1.992%, Due 1/27/2032, (1 day USD SOFR + 1.090%)B	10,000	8,323
5.016%, Due 10/23/2035, (1 day USD SOFR + 1.420%)B	10,000	9,593
Huntington National Bank, 5.650%, Due 1/10/2030	10,000	10,185
JPMorgan Chase & Co., 5.766%, Due 4/22/2035, (1 day USD SOFR + 1.490%)B	10,000	10,249
M&T Bank Corp., 5.385%, Due 1/16/2036, (1 day USD SOFR + 1.610%)B	10,000	9,734
Morgan Stanley,
1.512%, Due 7/20/2027, (1 day USD SOFR + 0.858%)B	10,000	9,535
5.466%, Due 1/18/2035, (1 day USD SOFR + 1.730%)B	10,000	9,964
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)B	5,000	4,102
PNC Financial Services Group, Inc.,
5.492%, Due 5/14/2030, (1 day USD SOFR + 1.198%)B	10,000	10,159
4.812%, Due 10/21/2032, (1 day USD SOFR + 1.259%)B	5,000	4,877
Regions Financial Corp., 5.722%, Due 6/6/2030, (1 day USD SOFR + 1.490%)B	10,000	10,155
Santander Holdings USA, Inc., 6.565%, Due 6/12/2029, (1 day USD SOFR + 2.700%)B	10,000	10,366
State Street Corp.,
4.675%, Due 10/22/2032, (1 day USD SOFR + 1.050%)B	10,000	9,725
4.821%, Due 1/26/2034, (1 day USD SOFR + 1.567%)B	5,000	4,843
Truist Bank, 4.632%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	19,549
Truist Financial Corp., 7.161%, Due 10/30/2029, (1 day USD SOFR + 2.446%)B	10,000	10,693
Wells Fargo & Co.,
3.900%, Due 3/15/2026, BB, (5 yr. CMT + 3.453%)B C	24,000	23,561
5.574%, Due 7/25/2029, (1 day USD SOFR + 1.740%)B	10,000	10,177
5.389%, Due 4/24/2034, (1 day USD SOFR + 2.020%)B	10,000	9,917

		372,730

Diversified Financial Services - 4.51%
Air Lease Corp., 3.000%, Due 2/1/2030	10,000	9,037
Ally Financial, Inc., 4.700%, Due 5/15/2026, B, (5 yr. CMT + 3.868%)B C	20,000	19,214
BlackRock Funding, Inc., 5.250%, Due 3/14/2054	15,000	14,217
Blackstone Holdings Finance Co. LLC, 1.600%, Due 3/30/2031A	15,000	12,225
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A	30,000	32,149
Capital One Financial Corp.,
3.950%, Due 9/1/2026, M, (5 yr. CMT + 3.157%)B C	25,000	24,090
7.624%, Due 10/30/2031, (1 day USD SOFR + 3.070%)B	11,000	12,158
2.618%, Due 11/2/2032, (1 day USD SOFR + 1.265%)B	10,000	8,364
6.051%, Due 2/1/2035, (1 day USD SOFR + 2.260%)B	10,000	10,216
Charles Schwab Corp.,
4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)B C	25,000	24,401
5.853%, Due 5/19/2034, (1 day USD SOFR + 2.500%)B	20,000	20,604
Encore Capital Group, Inc., 8.500%, Due 5/15/2030A	15,000	15,872
Jefferson Capital Holdings LLC, 9.500%, Due 2/15/2029A	15,000	16,033
LPL Holdings, Inc.,
4.625%, Due 11/15/2027A	20,000	19,627
6.750%, Due 11/17/2028	25,000	26,320
Mastercard, Inc., 4.550%, Due 1/15/2035	10,000	9,554
PennyMac Financial Services, Inc., 7.125%, Due 11/15/2030A	10,000	10,234
PRA Group, Inc., 5.000%, Due 10/1/2029A	20,000	18,508
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	20,000	14,410
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,299
StoneX Group, Inc., 7.875%, Due 3/1/2031A	15,000	15,797

		347,329

Insurance - 3.14%
ACE Capital Trust II, 9.700%, Due 4/1/2030	20,000	23,320

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 27.78% (continued)

Financial - 15.17% (continued)

Insurance - 3.14% (continued)
Acrisure LLC/Acrisure Finance, Inc.,
6.000%, Due 8/1/2029A	$10,000	$9,647
7.500%, Due 11/6/2030A	10,000	10,341
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	8,509
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	5,000	4,166
Aon North America, Inc., 5.450%, Due 3/1/2034	10,000	10,036
Chubb INA Holdings LLC, 5.000%, Due 3/15/2034	10,000	9,832
HUB International Ltd., 5.625%, Due 12/1/2029A	35,000	34,324
Marsh & McLennan Cos., Inc., 2.375%, Due 12/15/2031	10,000	8,426
NMI Holdings, Inc., 6.000%, Due 8/15/2029	15,000	15,203
Old Republic International Corp.,
5.750%, Due 3/28/2034	10,000	10,034
3.850%, Due 6/11/2051	15,000	10,555
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031A	15,000	15,376
Prudential Financial, Inc., 6.000%, Due 9/1/2052, (5 yr. CMT + 3.234%)B	29,000	28,922
Ryan Specialty LLC, 5.875%, Due 8/1/2032A	30,000	29,716
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	20,000	13,304

		241,711

Private Equity - 0.19%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, Due 6/15/2026A	15,000	14,538

Real Estate - 0.11%
CBRE Services, Inc., 2.500%, Due 4/1/2031	10,000	8,500

REITS - 2.38%
Agree LP, 4.800%, Due 10/1/2032	5,000	4,810
Alexandria Real Estate Equities, Inc.,
4.700%, Due 7/1/2030	10,000	9,770
1.875%, Due 2/1/2033	5,000	3,850
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	10,000	8,424
DOC Dr. LLC, 3.950%, Due 1/15/2028	15,000	14,593
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	12,829
GLP Capital LP/GLP Financing II, Inc., 3.250%, Due 1/15/2032	10,000	8,587
Healthcare Realty Holdings LP, 3.625%, Due 1/15/2028	25,000	23,837
Invitation Homes Operating Partnership LP,
2.000%, Due 8/15/2031	10,000	8,179
4.150%, Due 4/15/2032	10,000	9,242
Iron Mountain, Inc., 4.875%, Due 9/15/2029A	25,000	23,973
Kimco Realty OP LLC, 3.200%, Due 4/1/2032	5,000	4,396
Regency Centers LP, 3.700%, Due 6/15/2030	15,000	14,049
Rexford Industrial Realty LP,
2.125%, Due 12/1/2030	15,000	12,604
2.150%, Due 9/1/2031	10,000	8,272
Starwood Property Trust, Inc., 7.250%, Due 4/1/2029A	15,000	15,482

		182,897

Total Financial		1,167,705

Industrial - 0.92%

Aerospace/Defense - 0.13%
L3Harris Technologies, Inc., 5.250%, Due 6/1/2031	10,000	10,046

Building Materials - 0.20%
Knife River Corp., 7.750%, Due 5/1/2031A	15,000	15,681

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 27.78% (continued)

Industrial - 0.92% (continued)

Machinery - Diversified - 0.13%
AGCO Corp., 5.800%, Due 3/21/2034	$10,000	$10,035

Transportation - 0.12%
Burlington Northern Santa Fe LLC, 4.900%, Due 4/1/2044	10,000	9,197

Trucking & Leasing - 0.34%
Fortress Transportation & Infrastructure Investors LLC, 7.875%, Due 12/1/2030A	25,000	26,091

Total Industrial		71,050

Technology - 1.10%

Computers - 0.51%
Accenture Capital, Inc., 4.500%, Due 10/4/2034	15,000	14,249
Genpact Luxembourg SARL/Genpact USA, Inc., 6.000%, Due 6/4/2029	15,000	15,386
Hewlett Packard Enterprise Co., 5.000%, Due 10/15/2034	10,000	9,740

		39,375

Semiconductors - 0.19%
Broadcom, Inc., 4.550%, Due 2/15/2032	15,000	14,426

Software - 0.40%
Atlassian Corp., 5.500%, Due 5/15/2034	10,000	10,041
Oracle Corp., 3.950%, Due 3/25/2051	15,000	11,041
Take-Two Interactive Software, Inc., 5.600%, Due 6/12/2034	10,000	10,052

		31,134

Total Technology		84,935

Utilities - 2.96%

Electric - 2.96%
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	10,000	9,771
Cleco Securitization I LLC, 4.646%, Due 9/1/2044, A-2	10,000	9,389
DTE Electric Co., 5.200%, Due 4/1/2033	5,000	4,994
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	9,073
Duke Energy Ohio, Inc., 2.125%, Due 6/1/2030	15,000	12,990
Duke Energy Progress SC Storm Funding LLC, 5.404%, Due 3/1/2046, A	5,000	4,945
Eversource Energy,
1.650%, Due 8/15/2030, R	5,000	4,168
5.850%, Due 4/15/2031	15,000	15,381
OGE Energy Corp., 5.450%, Due 5/15/2029	10,000	10,166
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	23,636
PECO Energy Co., 4.375%, Due 8/15/2052	15,000	12,347
PG&E Recovery Funding LLC,
5.231%, Due 6/1/2042, A-2	10,000	9,849
5.536%, Due 7/15/2049, A-3	10,000	9,793
PG&E Wildfire Recovery Funding LLC,
4.377%, Due 6/3/2041, A-3	5,000	4,532
4.451%, Due 12/1/2049, A-4	25,000	21,519
4.674%, Due 12/1/2053, A-5	25,000	21,622
PPL Capital Funding, Inc., 5.250%, Due 9/1/2034	15,000	14,726
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	15,000	14,826
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	10,000	9,938
SCE Recovery Funding LLC, 2.943%, Due 11/15/2044, A-2	5,000	3,998

		227,663

Total Utilities		227,663

Total Corporate Obligations (Cost $2,150,414)		2,137,638

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 3.63%

Basic Materials - 0.59%

Mining - 0.59%
BHP Billiton Finance USA Ltd., 5.250%, Due 9/8/2030	$15,000	$15,258
FMG Resources August 2006 Pty. Ltd., 5.875%, Due 4/15/2030A	15,000	14,833
Taseko Mines Ltd., 8.250%, Due 5/1/2030A	15,000	15,360

		45,451

Total Basic Materials		45,451

Consumer, Cyclical - 0.13%

Auto Parts & Equipment - 0.13%
ZF North America Capital, Inc., 6.750%, Due 4/23/2030A	10,000	9,837

Consumer, Non-Cyclical - 0.13%

Health Care - Products - 0.13%
Smith & Nephew PLC, 5.400%, Due 3/20/2034	10,000	9,955

Energy - 0.57%

Oil & Gas - 0.25%
Canadian Natural Resources Ltd., 5.000%, Due 12/15/2029A	10,000	9,867
TotalEnergies Capital SA, 5.488%, Due 4/5/2054	10,000	9,517

		19,384

Pipelines - 0.32%
Enbridge, Inc., 5.950%, Due 4/5/2054	15,000	14,758
South Bow USA Infrastructure Holdings LLC, 5.026%, Due 10/1/2029A	10,000	9,837

		24,595

Total Energy		43,979

Financial - 2.21%

Banks - 0.85%
Bank of Montreal, 3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	9,598
Bank of Nova Scotia, 4.740%, Due 11/10/2032, (1 day USD SOFR + 1.440%)B	10,000	9,713
Barclays PLC,
7.385%, Due 11/2/2028, (1 yr. CMT + 3.300%)B	10,000	10,585
8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	15,633
Canadian Imperial Bank of Commerce, 5.001%, Due 4/28/2028	10,000	10,034
Royal Bank of Canada, 4.650%, Due 10/18/2030, (1 day USD SOFR Index + 1.080%)B	10,000	9,816

		65,379

Diversified Financial Services - 0.88%
GGAM Finance Ltd., 8.000%, Due 6/15/2028A	41,000	43,261
Macquarie Airfinance Holdings Ltd., 6.500%, Due 3/26/2031A	24,000	24,868

		68,129

Insurance - 0.21%
Jones Deslauriers Insurance Management, Inc., 10.500%, Due 12/15/2030A	15,000	16,242

Private Equity - 0.27%
Brookfield Finance, Inc.,
6.350%, Due 1/5/2034	10,000	10,549
5.968%, Due 3/4/2054	10,000	10,166

		20,715

Total Financial		170,465

Total Foreign Corporate Obligations (Cost $276,122)		279,687

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 8.78%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019-A AA	$45,627	$44,282
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020-1A AA	9,463	8,791
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021-N3 D	3,225	3,099
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003-1 M2D	68,030	67,017
Citicorp Residential Mortgage Trust, 4.714%, Due 3/25/2037, 2007-1 A5D	3,976	3,954
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022-1A AA	7,515	6,760
Conseco Finance Corp., 7.220%, Due 3/15/2028, 1997-1 M1E	16,325	16,387
CPS Auto Receivables Trust, 5.650%, Due 5/15/2028, 2024-A BA	15,000	15,106
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021-1A A2IIA	9,700	8,804
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021-4A D	23,504	23,130
FHF Issuer Trust, 4.940%, Due 11/15/2030, 2024-3A A2A	20,000	19,942
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073, 2023-S2 A3A D	68,829	69,382
GSAMP Trust, 5.421%, Due 7/25/2033, 2003-SEA2 A1D	38,519	37,162
Hyundai Auto Receivables Trust, 1.660%, Due 6/15/2028, 2021-C C	15,000	14,500
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005-1 B	20,979	21,123
5.787%, Due 10/15/2040, 2006-1 AA	28,896	28,871
8.311%, Due 10/15/2040, 2006-1 BA	13,440	13,796
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	16,810	16,715
MMAF Equipment Finance LLC, 4.950%, Due 7/14/2031, 2024-A A3A	10,000	10,061
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016-AA A2AA	8,144	8,096
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018-DA A2AA	6,866	6,762
5.471%, Due 12/15/2059, 2019-D A2B, (1 mo. USD Term SOFR + 1.164%)A B	7,889	7,893
1.110%, Due 2/18/2070, 2021-FA AA	11,317	9,902
5.510%, Due 10/15/2071, 2023-A AA	7,724	7,742
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019-BA A2AA	11,420	11,119
Nissan Auto Lease Trust, 4.750%, Due 3/15/2028, 2025-A A3	15,000	15,010
Octane Receivables Trust, 1.210%, Due 9/20/2028, 2021-2A AA	1,655	1,646
RCKT Mortgage Trust, 6.147%, Due 6/25/2044, 2024-CES4 A1AA D	45,483	45,854
Retained Vantage Data Centers Issuer LLC, 4.992%, Due 9/15/2049, 2024-1A A2A	25,000	24,288
Salomon Mortgage Loan Trust, 4.243%, Due 11/25/2033, 2001-CB4 1M1, (1 mo. USD Term SOFR + 1.614%)B	13,805	15,225
Santander Drive Auto Receivables Trust, 1.670%, Due 10/15/2027, 2021-4 D	16,686	16,432
Sierra Timeshare Receivables Funding LLC, 1.340%, Due 11/20/2037, 2021-1A BA	5,605	5,442
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017-B A2AA	3,929	3,867
1.290%, Due 7/15/2053, 2020-B A1AA	7,335	6,826
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021-A AFXA	10,937	9,402
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIA	19,650	17,448
Vantage Data Centers Issuer LLC, 2.165%, Due 10/15/2046, 2021-1A A2A	20,000	18,989
Westlake Automobile Receivables Trust, 4.920%, Due 11/15/2029, 2024-3A CA	15,000	14,961

Total Asset-Backed Obligations (Cost $672,941)		675,786

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.48%
Bear Stearns ARM Trust, 4.949%, Due 2/25/2035, 2004-12 2A1E	8,268	8,186
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5D	25,454	25,164
Brean Asset-Backed Securities Trust,
1.750%, Due 10/25/2061, 2021-RM2 AA E	38,599	36,358
4.500%, Due 5/25/2064, 2024-RM8 A1A	43,773	42,104
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016-SH2 M2A E	12,618	11,399
3.750%, Due 12/25/2045, 2016-SH2 M3A E	25,645	23,068
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	14,707	14,299
Finance of America Structured Securities Trust, 3.500%, Due 11/25/2074, 2024-S4 A3A	49,753	45,850
Government National Mortgage Association REMICS, 5.203%, Due 6/20/2045, 2023-32 WE	18,596	18,653
GreenPoint Mortgage Pass-Through Certificates, 7.703%, Due 10/25/2033, 2003-1 A1E	22,837	21,750

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.48% (continued)
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021-INV2 A2A E	$32,527	$26,057
2.500%, Due 7/25/2052, 2022-1 A3A E	45,130	36,153
5.666%, Due 5/25/2055, 2025-CES1 A1A E	35,000	35,066
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016-2A A1A E	27,235	25,841
5.475%, Due 1/25/2048, 2018-4A B1, (1 mo. USD Term SOFR + 1.164%)A B	62,389	61,874
5.558%, Due 11/25/2054, 2014-3A B3A E	18,344	17,940
4.000%, Due 3/25/2057, 2017-2A A3A E	33,493	32,009
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	34,260	33,294
RFMSI Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	11,756	10,992
WaMu Mortgage Pass-Through Certificates Trust, 6.689%, Due 8/25/2033, 2003-AR7 A7E	50,130	49,706

Total Collateralized Mortgage Obligations (Cost $600,044)		575,763

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 5.90%
Bank, 3.265%, Due 9/15/2060, 2017-BNK7 ASB	23,345	22,974
BBCMS Mortgage Trust,
5.576%, Due 7/15/2056, 2023-C20 A5	15,000	15,358
6.000%, Due 9/15/2056, 2023-C21 A5E	15,000	15,744
5.403%, Due 9/15/2057, 2024-C28 A5	15,000	15,206
5.532%, Due 11/15/2057, 2024-C30 A5	10,000	10,236
BBCMS Trust, 5.930%, Due 2/15/2063, 2025-C32 AS	15,000	15,525
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	24,511
1.978%, Due 12/17/2053, 2020-B21 A5	10,000	8,356
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	8,336
BX Trust,
3.202%, Due 12/9/2041, 2019-OC11 AA	15,000	13,685
3.856%, Due 12/9/2041, 2019-OC11 CA	10,000	9,174
COMM Mortgage Trust, 2.950%, Due 8/15/2057, 2019-GC44 A5	10,000	9,036
DC Office Trust, 3.072%, Due 9/15/2045, 2019-MTC DA E	10,000	8,122
Extended Stay America Trust, 6.120%, Due 7/15/2038, 2021-ESH C, (1 mo. USD Term SOFR + 1.814%)A B	13,147	13,171
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
1.566%, Due 9/25/2030, K119 A2	10,000	8,465
3.710%, Due 9/25/2032, K-150 A2E	15,000	13,918
2.481%, Due 7/25/2034, K-1514 A1	13,011	11,484
4.489%, Due 9/25/2034, K-165 A2	5,000	4,840
1.238%, Due 1/25/2035, K-1516 A1	50,651	41,014
Federal National Mortgage Association-ACES,
3.543%, Due 9/25/2028, 2019-M1 A2E	22,521	21,708
3.610%, Due 2/25/2031, 2019-M4 A2	9,083	8,558
1.714%, Due 7/25/2031, 2021-M17 A2E	10,000	8,314
4.400%, Due 7/25/2033, 2023-M5 A2E	15,000	14,396
FREMF Mortgage Trust, 3.995%, Due 12/25/2050, 2018-K72 BA E	20,000	19,339
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018-SB45 A10FE	8,792	8,466
5.342%, Due 7/25/2038, 2018-SB55 A5H, (30 day USD SOFR Average + 0.814%)B	7,139	7,109
JPMBB Commercial Mortgage Securities Trust, 3.822%, Due 7/15/2048, 2015-C30 A5	10,000	9,869
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016-C31 A4	13,486	13,142
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA E	12,222	11,834
4.120%, Due 3/25/2049, 2019-1 M3A E	18,993	16,585
6.650%, Due 6/25/2054, 2024-3 AA E	45,282	45,677

Total Commercial Mortgage-Backed Obligations (Cost $471,939)		454,152

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.62%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	$25,682	$22,739
3.500%, Due 9/1/2046	32,086	29,011
3.000%, Due 5/1/2047	46,274	40,349
3.000%, Due 11/1/2049	24,307	21,055

		113,154

Federal National Mortgage Association,
4.500%, Due 7/1/2031	13,670	13,585
2.500%, Due 4/1/2037	30,763	27,768
2.500%, Due 12/1/2037	32,559	29,311
2.500%, Due 2/1/2042	34,152	29,328
2.000%, Due 3/1/2042	23,758	19,720
2.500%, Due 4/1/2042	40,324	34,376
3.000%, Due 6/1/2042	41,287	36,327
4.000%, Due 2/1/2043	24,657	23,224
5.000%, Due 6/1/2043	24,689	24,235
6.000%, Due 10/1/2043	43,836	44,453
4.000%, Due 12/1/2043	11,942	11,195
4.000%, Due 3/1/2046	22,728	21,405
2.500%, Due 12/1/2046	28,873	24,136
3.000%, Due 12/1/2046	25,310	21,975
3.000%, Due 1/1/2048	36,317	31,583
3.000%, Due 2/1/2048	19,883	17,316
3.000%, Due 8/1/2048	41,874	36,159

		446,096

Government National Mortgage Association, 3.500%, Due 4/20/2046	30,296	27,442

Total U.S. Agency Mortgage-Backed Obligations (Cost $624,937)		586,692

U.S. TREASURY OBLIGATIONS - 31.13%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	198,000	128,739
3.875%, Due 2/15/2043	294,000	259,868
2.500%, Due 2/15/2045	58,000	40,306
3.375%, Due 11/15/2048	469,000	367,084
4.250%, Due 8/15/2054	46,000	41,874

		837,871

U.S. Treasury Notes,
3.875%, Due 1/15/2026	15,000	14,951
1.500%, Due 1/31/2027	80,000	75,847
1.000%, Due 7/31/2028	155,000	138,489
2.375%, Due 3/31/2029	65,000	60,138
3.500%, Due 4/30/2030	176,000	168,678
4.125%, Due 3/31/2031	289,000	284,033
4.625%, Due 4/30/2031	5,000	5,047
2.875%, Due 5/15/2032	273,000	245,871
4.500%, Due 11/15/2033	77,000	76,774
3.875%, Due 8/15/2034	31,000	29,363
4.250%, Due 11/15/2034	470,000	458,323

		1,557,514

Total U.S. Treasury Obligations (Cost $2,524,092)		2,395,385

MUNICIPAL OBLIGATIONS - 4.45%
Bay Area Toll Authority, 6.263%, Due 4/1/2049, Series F-2	10,000	10,527
Chicago Transit Authority Sales Tax Receipts Fund, 6.200%, Due 12/1/2040, Series B	15,000	15,373
City of Los Angeles Wastewater System Revenue, 5.713%, Due 6/1/2039, Series A	5,000	4,948

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value

MUNICIPAL OBLIGATIONS - 4.45% (continued)
City of New York,
5.968%, Due 3/1/2036, Series G-1	$5,000	$5,148
5.985%, Due 12/1/2036, Series D1	5,000	5,118
5.517%, Due 10/1/2037	10,000	9,880
5.846%, Due 6/1/2040, Series H-1	5,000	5,038
County of Riverside, 3.818%, Due 2/15/2038	15,000	13,483
Dallas Fort Worth International Airport, 3.089%, Due 11/1/2040, Series C	5,000	3,911
Los Angeles Community College District, 6.600%, Due 8/1/2042	5,000	5,349
Los Angeles County Public Works Financing Authority, 7.618%, Due 8/1/2040	10,000	11,722
Los Angeles Department of Water & Power, 6.574%, Due 7/1/2045	30,000	30,898
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.475%, Due 8/1/2039, Series A	25,000	23,037
New York City Municipal Water Finance Authority,
5.952%, Due 6/15/2042	20,000	20,396
5.882%, Due 6/15/2044, Series CC	5,000	5,024
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.508%, Due 8/1/2037	5,000	4,990
New York State Dormitory Authority, 5.600%, Due 3/15/2040, Series D	5,000	5,015
Oklahoma Development Finance Authority, 4.135%, Due 12/1/2033, Series A-1	8,309	8,057
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	7,576
Permanent University Fund - University of Texas System, 5.262%, Due 7/1/2039	5,000	4,881
Port Authority of New York & New Jersey,
4.823%, Due 6/1/2045	5,000	4,579
5.310%, Due 8/1/2046, Series 182	10,000	9,665
South Carolina Student Loan Corp., 5.868%, Due 10/27/2036	12,362	12,283
State Board of Administration Finance Corp., 5.526%, Due 7/1/2034, Series A	10,000	10,096
State of California,
7.500%, Due 4/1/2034	5,000	5,692
5.125%, Due 3/1/2038	15,000	14,711
4.988%, Due 4/1/2039, Series A	10,000	9,277
7.550%, Due 4/1/2039	15,000	17,605
7.300%, Due 10/1/2039	10,000	11,312
7.350%, Due 11/1/2039	10,000	11,360
5.875%, Due 10/1/2041	5,000	5,127
State of Texas, 5.517%, Due 4/1/2039	5,000	5,044
Texas Natural Gas Securitization Finance Corp., 5.169%, Due 4/1/2041	5,000	4,939
University of California, 4.858%, Due 5/15/2112, Series AD	5,000	4,222
University of Virginia, 6.200%, Due 9/1/2039	15,000	15,776

Total Municipal Obligations (Cost $354,760)		342,059

TOTAL INVESTMENTS - 96.77% (Cost $7,675,249)		7,447,162
OTHER ASSETS, NET OF LIABILITIES - 3.23%		248,899

TOTAL NET ASSETS - 100.00%		$7,696,061

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,827,359 or 23.74% of net assets. The Fund has no right to demand registration of these securities.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2025.

C Perpetual maturity. The date shown, if any, is the next call date.

D Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at January 31, 2025. The maturity date disclosed represents the final maturity date.

E Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2025

CMT - Constant Maturity Treasury.

IP - Intellectual Property.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Pty. Ltd. - Proprietary Limited.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2025, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$2,137,638	$-	$2,137,638
Foreign Corporate Obligations	-	279,687	-	279,687
Asset-Backed Obligations	-	675,786	-	675,786
Collateralized Mortgage Obligations	-	575,763	-	575,763
Commercial Mortgage-Backed Obligations	-	454,152	-	454,152
U.S. Agency Mortgage-Backed Obligations	-	586,692	-	586,692
U.S. Treasury Obligations	-	2,395,385	-	2,395,385
Municipal Obligations	-	342,059	-	342,059

Total Investments in Securities - Assets	$-	$7,447,162	$-	$7,447,162

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended January 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

January 31, 2025

	Developing World Income Fund	NIS Core Plus Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$651,305,590	$7,447,162
Investments in affiliated securities, at fair value‡	67,784,117	-
Foreign currency, at fair value (Note 1)^*	10,139,078	-
Cash	578,654	240,624
Dividends and interest receivable	19,747,092	73,051
Receivable for investments sold	5,913,218	30,895
Receivable for fund shares sold	3,712,566	3,922
Receivable for tax reclaims	985	-
Receivable for expense reimbursement (Note 2)	-	39,138
Unrealized appreciation from forward foreign currency contracts	523,110	-
Prepaid expenses	74,097	29,178

Total assets	759,778,507	7,863,970

Liabilities:
Payable for investments purchased	20,024,064	44,834
Payable for fund shares redeemed	527,591	-
Dividends payable	-	15,441
Management and sub-advisory fees payable (Note 2)	582,579	3,703
Service fees payable (Note 2)	32,690	1,089
Transfer agent fees payable (Note 2)	58,077	992
Custody and fund accounting fees payable	195,729	26,619
Professional fees payable	111,513	68,083
Trustee fees payable (Note 2)	3,674	36
Payable for prospectus and shareholder reports	27,096	6,113
Unrealized depreciation from forward foreign currency contracts	2,157	-
Other liabilities	5,845	999

Total liabilities	21,571,015	167,909

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$738,207,492	$7,696,061

Analysis of net assets:
Paid-in-capital	$835,342,885	$8,637,718
Total distributable earnings (deficits)A	(97,135,393)	(941,657)

Net assets	$738,207,492	$7,696,061

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

January 31, 2025

	Developing World Income Fund	NIS Core Plus Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	10,866,853	N/A

Y Class	78,753,644	22,965

Investor Class	10,555,295	N/A

A Class	876,887	13,203

C Class	1,438,452	144,335

R6 Class	N/A	727,813

Net assets:
R5 Class	$78,290,359	N/A

Y Class	$567,422,035	$194,660

Investor Class	$75,898,242	N/A

A Class	$6,312,947	$111,813

C Class	$10,283,909	$1,222,995

R6 Class	N/A	$6,166,593

Net asset value, offering and redemption price per share:
R5 Class	$7.20	N/A

Y Class	$7.21	$8.48

Investor Class	$7.19	N/A

A Class	$7.20	$8.47

A Class (offering price)	$7.56	$8.80

C Class	$7.15	$8.47

R6 Class	N/A	$8.47

† Cost of investments in unaffiliated securities	$675,540,610	$7,675,249
‡ Cost of investments in affiliated securities	$67,784,117	$-
^ Cost of foreign currency	$10,506,340	$-

*	As of January 31, 2025, foreign currency denominated in Ukrainian Hryvnia has a value of $269,229.
A	The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended January 31, 2025

	Developing World Income Fund	NIS Core Plus Bond Fund
Investment income:
Dividend income from affiliated securities (Note 2)	$2,054,911	$-
Interest income (net of foreign taxes)†	79,314,043	310,384
Other income	2,493	-

Total investment income	81,371,447	310,384

Expenses:
Management and sub-advisory fees (Note 2)	5,044,872	35,953
Transfer agent fees (Note 2):
R5 Class	42,340	-
Y Class	473,054	59
Investor Class	3,627	-
A Class	581	5
C Class	499	5
R6 Class	-	268
Custody and fund accounting fees	541,553	95,030
Professional fees	205,745	64,932
Registration fees and expenses	113,724	60,385
Service fees (Note 2):
Investor Class	180,817	-
A Class	4,274	24
C Class	9,094	19
Distribution fees (Note 2):
A Class	10,222	307
C Class	93,673	2,455
Prospectus and shareholder report expenses	78,356	17,769
Trustee fees (Note 2)	57,038	626
Line of credit interest expense (Note 9)	-	82
Other expenses	73,844	12,694

Total expenses	6,933,313	290,613

Net fees waived and expenses (reimbursed) (Note 2)	-	(259,239)

Net expenses	6,933,313	31,374

Net investment income	74,438,134	279,010

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities‡A	(5,507,873)	752
Foreign currency transactions	293,062	-
Forward foreign currency contracts	1,667,485	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	23,290,612	(67,587)
Foreign currency transactions	(800,954)	-
Forward foreign currency contracts	155,288	-

Net gain (loss) from investments	19,097,620	(66,835)

Net increase in net assets resulting from operations.	$93,535,754	$212,175

† Foreign taxes	$1,245,161	$-
‡ Foreign capital gains tax	$17,725	$-

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Developing World Income Fund		NIS Core Plus Bond Fund
	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2025	Year Ended January 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$74,438,134	$44,513,234	$279,010	$258,483
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	(3,547,326)	(11,715,486)	752	(215,544)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	22,644,946	12,827,737	(67,587)	191,826

Net increase in net assets resulting from operations	93,535,754	45,625,485	212,175	234,765

Distributions to shareholders:
Total retained earnings:
R5 Class	(7,652,431)	(4,421,167)	-	-
Y Class	(55,791,178)	(34,118,594)	(5,982)	(3,317)
Investor Class	(5,970,934)	(3,333,924)	-	-
A Class	(473,318)	(265,625)	(4,955)	(4,043)
C Class	(1,035,325)	(711,717)	(9,046)	(3,623)
R6 Class	-	-	(265,017)	(255,755)

Net distributions to shareholders	(70,923,186)	(42,851,027)	(285,000)	(266,738)

Capital share transactions (Note 10):
Proceeds from sales of shares	394,255,623	230,978,924	1,784,030	651,742
Reinvestment of dividends and distributions	69,552,226	41,040,959	97,758	97,984
Cost of shares redeemed	(236,699,482)	(184,569,625)	(249,896)	(1,058,145)
Redemption fees	-	27,920	-	-

Net increase (decrease) in net assets from capital share transactions	227,108,367	87,478,178	1,631,892	(308,419)

Net increase (decrease) in net assets	249,720,935	90,252,636	1,559,067	(340,392)

Net assets:
Beginning of year	488,486,557	398,233,921	6,136,994	6,477,386

End of year	$738,207,492	$488,486,557	$7,696,061	$6,136,994

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of January 31, 2025, the Trust consists of twenty-six active series, two of which are presented in this filing: American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors-sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. Foreign governments and their agencies may

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of a fund’s local currency denominated assets and liabilities to U.S. dollars. On February 24, 2022, monetary policies were enacted by the National Bank of Ukraine (the “NBU”), limiting its local currency’s repatriation to ensure the steady functioning of the country’s financial system during the martial law legal regime. These policies significantly impact the ability of the Fund to convert local denominated assets and liabilities amounts to U.S. dollars using quoted immediate currency settlement rates. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties

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Notes to Financial Statements

January 31, 2025

under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with abrdn Investments Limited and Global Evolution USA, LLC for the American Beacon Developing World Income Fund and with National Investment Services of America, LLC for the American Beacon NIS Core Plus Bond Fund. Pursuant to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedules:

abrdn Investments Limited

All Assets	0.50%

Global Evolution USA, LLC

All Assets	0.50%

National Investment Services of America, LLC

First $1.5 billion	0.20%
Over $1.5 billion	0.18%

The Management and Sub-Advisory Fees paid by the Funds for the year ended January 31, 2025 were as follows:

Developing World Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,097,682
Sub-Advisory Fees	0.49%	2,947,190

Total	0.84%	$5,044,872

NIS Core Plus Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$22,879
Sub-Advisory Fees	0.20%	13,074

Total	0.55%	$35,953

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

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Notes to Financial Statements

January 31, 2025

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended January 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Developing World Income	$478,949
NIS Core Plus Bond Income	54

As of January 31, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Developing World Income	$48,741
NIS Core Plus Bond Income	3

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a January 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	January 31, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	January 31, 2025 Fair Value
U.S. Government Money Market Select	Direct	Developing World Income	$67,784,117	$-	$-	$2,054,911	$67,784,117

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended

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Notes to Financial Statements

January 31, 2025

January 31, 2025, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Developing World Income	$41,440

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended January 31, 2025, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the NIS Core Plus Bond Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended January 31, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	2/1/2024 – 5/31/2024	6/1/2024 – 1/31/2025	Reimbursed Expenses	(Recouped) Expenses
NIS Core Plus Bond	Y	0.53%	0.53%	$5,446	$-	2027-2028
NIS Core Plus Bond	A	0.78%	0.78%	4,759	-	2027-2028
NIS Core Plus Bond	C	1.53%	1.53%	9,917	-	2027-2028
NIS Core Plus Bond	R6	0.43%	0.43%	239,117	-	2027-2028

Of the above amounts, $39,138 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at January 31, 2025 for NIS Core Plus Bond Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements

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Notes to Financial Statements

January 31, 2025

due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
NIS Core Plus Bond	$-	$-	$271,174	$2024-2025
NIS Core Plus Bond	-	174,965	-	2025-2026
NIS Core Plus Bond	-	182,123	-	2026-2027

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended January 31, 2025, RID collected $11,651 for Developing World Income Fund from the sale of A Class Shares. There were no sales charges collected for A Class Shares of NIS Core Plus Bond Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended January 31, 2025, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended January 31, 2025, CDSC fees of $234 were collected for the C Class Shares of Developing World Income Fund. There were no CDSC fees collected for the C Class Shares of NIS Core Plus Bond Fund.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of January 31, 2025, one shareholder has been identified as representing an affiliated significant ownership of approximately 55% for the NIS Core Plus Bond Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and

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Notes to Financial Statements

January 31, 2025

Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because

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Notes to Financial Statements

January 31, 2025

they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-

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Notes to Financial Statements

January 31, 2025

delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Manager as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments as classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

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January 31, 2025

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, home equity loans, and student loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables or credit card receivables. The NIS Core Plus Bond Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real estate property. CMBS are generally multi-class or passthrough securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. CMBS may be structured with multiple tranches, with subordinate tranches incurring greater risk of loss in exchange for a greater yield. The commercial mortgage loans that underlie CMBS often are structured so that a substantial portion of the loan

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

principal, rather than being amortized over the loan term, is instead payable at maturity (as a “balloon payment”). Repayment of a significant portion of loan principal thus often depends upon the future availability of real estate financing (to refinance the loan) and/or upon the value and sale ability of the real estate at the relevant time. If borrowers are not able or willing to refinance or dispose of the encumbered property to pay the principal and interest owed on such mortgage loans, payments on the related CMBS (particularly subordinated classes of CMBS) will likely be adversely affected. The ultimate extent of the loss, if any, may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure of the mortgage encumbering the property and subsequent liquidation of the property, which can be costly and delayed by litigation and/or bankruptcy. The NIS Core Plus Bond Fund is permitted to invest in CMBS, subject to the Fund’s rating and quality requirements.

Collateralized Mortgage Obligations (“CMO”)

CMOs and interests in real estate mortgage investment conduits are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage passthrough securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government-sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corp (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A Real Estate Mortgage Investment Conduit (“REMIC”), is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs. The NIS Core Plus Bond Fund is permitted to invest in CMOs, subject to the Fund’s rating and quality requirements.

Credit-Linked Notes

The Developing World Income Fund may invest a significant portion of its assets in credit-linked notes (“CLNs”). CLNs are derivative debt obligations that are issued by limited purpose entities, such as Special Purpose Vehicles (“SPVs”), or by financial firms, such as banks, securities firms or their affiliates. They are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

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Notes to Financial Statements

January 31, 2025

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including developing market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. The cost of servicing foreign debt will generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The Fund’s foreign debt securities may be held outside of the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, as permitted under the Investment Company Act. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers and the risks similar to those of foreign securities , such as the fact that foreign markets can be extremely volatile, foreign debt securities may be less liquid than securities of U.S. issuers, and transaction fees, custodial costs, currency conversion costs and other fees are generally higher for foreign debt securities. In addition, developing markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor. The prices of such securities may be more volatile than those of domestic securities. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. The economies of many of the countries in which the Fund may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Developing Market Investments

The Developing World Income Fund may invest a significant portion of its assets in debt securities associated with a particular geographic region or country, including developing markets. Developing countries include all countries in the world except the countries that are classified by MSCI Inc. as “developed markets.” Developing countries typically have lower incomes, less integrated financial markets, smaller economies, and less mature political systems compared to developed countries. Developing countries are commonly located in Africa, the Asia- Pacific region, Central or Eastern Europe, the Middle East, Central America or the Caribbean, and South America. Frontier market countries have smaller, newer and/or less developed economies; less developed, less liquid and/ or lower-capitalization capital markets; and less developed political and legal systems than those of other developing markets. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe and the former Soviet Union, the Middle East, Central and South America, and Africa.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

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Notes to Financial Statements

January 31, 2025

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended January 31, 2025 are disclosed in the Notes to the Schedules of Investments.

Inflation-Indexed Linked Securities

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, and revenue obligations. The NIS Core Plus Bond Fund may invest in municipal securities the interest on which is excludable from gross income for federal income tax purposes (“tax-exempt”), as well as municipal securities the interest on which is taxable. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Fund. General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government. Municipal lease obligations are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

interest thereon may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation. Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations. Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies. The Funds may invest in securities of an investment company advised by the Manager with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Real Estate Related Investments

A Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, REITs, and common, preferred and convertible securities of issuers in real estate-related industries. Adverse economic, business or political developments affecting real estate could have a major effect on the value of a Fund’s investments. Investing in securities issued by real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate companies may also affect the value of the Funds investment in real estate securities. Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of a Fund’s portfolio. A Fund will indirectly bear a proportionate share of a REIT’s ongoing operating fees and expense. In addition, a REIT is subject to the possibility of failing to (a) qualify for tax-free

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Notes to Financial Statements

January 31, 2025

“pass-through” of distributed net income and net realized gains under the Internal Revenue Code and (b) maintain exemption eligibility from Investment Company Act registration requirements.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Developing World Income Fund can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

U.S. Agency Obligations-Federal National Mortgage Association (“FNMA”)

FNMA Guaranteed Mortgage Pass-Through Certificates or Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

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Notes to Financial Statements

January 31, 2025

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

A Fund may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the year ended January 31, 2025, the Developing World Income Fund entered into forward foreign currency contracts primarily for taking exposure to foreign currencies or return enhancement and hedging foreign currency fluctuations.

The Developing World Income Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended January 31, 2025
Fund	Purchased Contracts	Sold Contracts
Developing World Income	$2,207,474	$41,912,002

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Notes to Financial Statements

January 31, 2025

The following is a summary of the fair valuations of the Developing World Income Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statements of Assets and Liabilities as of January 31, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$523,110	$-	$-	$-	$523,110

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(2,157)	$-	$-	$-	$(2,157)

The effect of financial derivative instruments on the Statements of Operations as of January 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$1,667,485	$-	$-	$-	$1,667,485

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$155,288	$-	$-	$-	$155,288

(1) See Note 3 in the Notes to Financial Statements for additional information.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, January 31, 2025.

Developing World Income Fund

Offsetting of Financial and Derivative Assets as of January 31, 2025:
	Assets	Liabilities
Forward Foreign Currency Contracts	$523,110	$2,157

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$523,110	$2,157

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$-

Total derivative assets and liabilities subject to an MNA	$523,110	$2,157

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of January 31, 2025:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount
Goldman Sachs International	$2,543	$-	$-	$-	$2,543
ICBC Standard Bank PLC	361,735	-	-	-	361,735
JPMorgan Chase Bank, N.A.	18,006	-	-	-	18,006
Merrill Lynch International	11,163	-	-	-	11,163
UBS AG	129,663	-	-	-	129,663

Total	523,110	-	-	-	523,110

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$2,157	$-	$-	$-	$2,157

Total	$2,157	$-	$-	$-	$2,157

(1) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, interest rate risk, prepayment risk and extension risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. A Collateralized Mortgage Obligation (“CMO”) is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by government agencies, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks generally associated with mortgage-backed securities. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty.

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Notes to Financial Statements

January 31, 2025

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments described below. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non U.S. currencies.

Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil.

A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found.

Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available.

A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Developing Markets Risk

When investing in developing markets, the risks of investing in foreign securities are heightened. Developing markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political and economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; the imposition of economic sanctions or other government restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for developing market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities settlement procedures; greater sensitivity to interest rate changes; currency exchange rate volatility and currency inflation or deflation; and significant limitations on investor rights and recourse. The economies and political environments of developing market countries tend to be more unstable than those of developed countries, resulting in more volatile

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

rates of return than the developed markets and substantially greater risk to investors. The governments of developing market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available or less reliable information about issuers in developing markets than would be available about issuers in developed markets, which can impede a sub-advisor’s ability to accurately evaluate foreign securities. Such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Developing markets may possess less developed regulatory or legal structures governing private and foreign investment, and also may be more vulnerable to market manipulation, corruption and fraud. These matters have the potential to impact a Fund’s investment objectives and performance.

The risks of investing in developing market countries are magnified in developing market countries, which generally have smaller economies and less developed capital markets and legal, regulatory and political systems than other developing market countries. The magnification of risks is generally the result of: (1) the potential for extreme price volatility and illiquidity in developing markets; (2) government ownership or control of parts of the private sector or other protectionist measures, including managed adjustments in relative currency values, trade barriers, and exchange controls; (3) large currency fluctuations; (4) fewer companies and investment opportunities; or (5) inadequate investor protections and regulatory enforcement, and the relatively new and unsettled securities laws in many developing countries. Investments that a Fund holds may be exposed to these risks, which could have a negative impact on their value.

Environmental, Social, and/or Governance Investing Risk

The Developing World Income Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by a Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund’s ESG investment considerations may also affect a Fund’s exposure to certain sectors or types of investments, which may impact a Fund’s relative investment performance depending on the performance of issuers in those sectors relative to issuers in the broader market. A Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations. A Fund’s sub-advisor is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for a Fund may differ from the information and considerations used for other funds. The limited availability of such information, as well as errors in or omissions from such information could result in incorrect evaluations of potential investments. There is no guarantee that a Fund’s efforts to select investments that meet a Fund’s ESG investing considerations will be successful.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in developing markets, the risk of investing in foreign securities are heightened.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. As of the date of this Prospectus, interest rates are historically low. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates. To the extent the Funds hold an investment with a negative interest rate to maturity, the Funds would generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds.

Leverage Risk

A Fund’s use of futures, forward foreign currency contracts, swaps and other derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

The Developing World Income Fund is subject to the risk of market timing activities due to the nature of its investments, which requires the Fund in certain instances to fair value certain of its investments. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Municipal Securities Risk

The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due. In addition, changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers can affect the overall municipal securities market. Changes in market conditions may directly impact the liquidity and valuation of municipal securities, which may, in turn, adversely affect the yield and value of the Fund’s municipal securities investments. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded, or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market.

Other Investment Companies Risk

To the extent that the Funds invest in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

investment companies in addition to a Fund’s direct fees and expenses. If the Funds invest in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities. These investments are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

U.S. Treasury Obligations Risk

The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR or a Treasury bill rate. Such securities are subject to interest rate risk and

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Developing World Income Fund		NIS Core Plus Bond Fund
	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2025	Year Ended January 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$7,652,431	$4,421,167	$-	$-
Y Class	55,791,178	34,118,594	5,982	3,317
Investor Class	5,970,934	3,333,924	-	-
A Class	473,318	265,625	4,955	4,043
C Class	1,035,325	711,717	9,046	3,623
R6 Class	-	-	265,017	255,755
Long-term capital gains
R5 Class	-	-	-	-
Y Class	-	-	-	-
A Class	-	-	-	-
C Class	-	-	-	-
R6 Class	-	-	-	-

Total distributions paid	$70,923,186	$42,851,027	$285,000	$266,738

*For tax purposes, short-term capital gains are considered ordinary income distributions.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

As of January 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Developing World Income	$746,429,533	$22,877,263	$(51,489,250)	$(28,611,987)
NIS Core Plus Bond Income	7,694,297	63,277	(310,412)	(247,135)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Developing World Income	$(28,611,987)	$-	$-	$(68,523,406)	$-	$(97,135,393)
NIS Core Plus Bond	(247,135)	17,931	-	(697,012)	(15,441)	(941,657)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the tax deferral of late year losses, unused capital losses, premium amortization accruals, the tax deferral of losses from straddles, dividends payable, interest income recognized for tax purposes on defaulted bonds, and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences derived from distribution in excess as of January 31, 2025.

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Developing World Income	$(173,209)	$173,209
NIS Core Plus Bond	-	-

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at January 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future capital gains with no expiration date.

As of January 31, 2025, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Developing World Income	$14,952,503	$50,075,644
NIS Core Plus Bond Income	262,977	434,035

For NIS Core Bond Fund, the ability to utilize capital loss carryforwards in the future could be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds are permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year capital losses are any capital losses incurred after October 31 through the Funds’ fiscal year end, January 31, 2025. Qualified late year ordinary losses are specified losses generally incurred after October 31 and ordinary losses incurred after December 31 through the end of the Funds’ fiscal year, January 31, 2025. For the year ended January 31, 2025, Developing World Income Fund deferred $3,495,259 in ordinary loss to February 1, 2025.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended January 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Developing World Income	$330,211,190	$-	$207,534,836	$-
NIS Core Plus Bond Income	3,100,070	3,320,777	2,238,233	2,398,779

A summary of the Funds’ transactions in the USG Select Fund for the year ended January 31, 2025 were as follows:

Fund	Type of Transaction	January 31, 2024 Shares/Fair Value	Purchases	Sales	January 31, 2025 Shares/Fair Value
Developing World Income	Direct	$20,801,455	$525,211,666	$478,229,004	$67,784,117

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended January 31, 2025, the Funds did not utilize these facilities.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended January 31,
	2025		2024
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	5,109,273	$36,158,346	2,091,954	$14,181,508
Reinvestment of dividends	1,007,070	7,081,859	462,178	3,111,519
Shares redeemed	(2,798,732)	(19,818,956)	(1,690,584)	(11,280,664)
Redemption fees	-	-	-	2,873

Net increase in shares outstanding	3,317,611	$23,421,249	863,548	$6,015,236

	Y Class
	Year Ended January 31,
	2025		2024
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	38,008,537	$269,811,177	28,671,288	$193,270,124
Reinvestment of dividends	7,856,715	55,261,838	5,016,073	33,750,906
Shares redeemed	(23,296,002)	(164,474,131)	(21,663,089)	(146,238,556)
Redemption fees	-	-	-	21,954

Net increase in shares outstanding	22,569,250	$160,598,884	12,024,272	$80,804,428

	Investor Class
	Year Ended January 31,
	2025		2024
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	11,300,591	$80,191,464	3,181,244	$21,519,206
Reinvestment of dividends	816,115	5,732,003	480,391	3,228,968
Shares redeemed	(6,635,879)	(47,112,885)	(3,761,879)	(25,380,885)
Redemption fees	-	-	-	2,380

Net increase (decrease) in shares outstanding	5,480,827	$38,810,582	(100,244)	$(630,331)

	A Class
	Year Ended January 31,
	2025		2024
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	767,835	$5,457,145	130,513	$881,321
Reinvestment of dividends	63,880	449,187	36,459	245,336
Shares redeemed	(414,111)	(2,945,408)	(79,806)	(540,366)
Redemption fees	-	-	-	177

Net increase in shares outstanding	417,604	$2,960,924	87,166	$586,468

	C Class
	Year Ended January 31,
	2025		2024
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	375,482	$2,637,491	169,488	$1,126,765
Reinvestment of dividends	147,015	1,027,339	105,254	704,230
Shares redeemed	(335,162)	(2,348,102)	(168,995)	(1,129,154)
Redemption fees	-	-	-	536

Net increase in shares outstanding	187,335	$1,316,728	105,747	$702,377

	Y Class
	Year Ended January 31,
	2025		2024
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	32,371	$271,768	-	$-
Reinvestment of dividends	238	2,024	-	-
Shares redeemed	(19,644)	(165,481)	-	-
Redemption fees	-	-	-	-

Net increase in shares outstanding	12,965	$108,311	-	$-

American Beacon FundsSM

Notes to Financial Statements

January 31, 2025

	A Class
	Year Ended January 31,
	2025		2024
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	4,756	$40,324	-	$-
Reinvestment of dividends	174	1,491	111	936
Shares redeemed	(4,802)	(42,546)	-	-
Redemption fees	-	-	-	-

Net increase (decrease) in shares outstanding	128	$(731)	111	$936

	C Class
	Year Ended January 31,
	2025		2024
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	133,657	$1,142,640	-	$-
Reinvestment of dividends	728	6,158	136	1,145
Shares redeemed	(4,747)	(40,257)	-	-
Redemption fees	-	-	-	-

Net increase in shares outstanding	129,638	$1,108,541	136	$1,145

	R6 Class
	Year Ended January 31,
	2025		2024
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	38,709	$329,298	76,467	$651,742
Reinvestment of dividends	10,341	88,085	11,419	95,903
Shares redeemed	(190)	(1,612)	(123,071)	(1,058,145)
Redemption fees	-	-	-	-

Net increase (decrease) in shares outstanding	48,860	$415,771	(35,185)	$(310,500)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended January 31,
	2025		2024		2023	2022	2021

Net asset value, beginning of period	$6.93		$6.92		$8.16	$8.34	$8.83

Income (loss) from investment operations:
Net investment income	0.89	B	0.68		0.61	0.68	0.57
Net gains (losses) on investments (both realized and unrealized)	0.24		0.00	C	(1.24)	(0.20)	(0.45)

Total income (loss) from investment operations	1.13		0.68		(0.63)	0.48	0.12

Less distributions:
Dividends from net investment income	(0.86)		(0.67)		(0.44)	(0.66)	(0.27)
Tax return of capitalD	-		-		(0.17)	-	(0.34)

Total distributions	(0.86)		(0.67)		(0.61)	(0.66)	(0.61)

Redemption fees added to beneficial interestsC	-		-		-	-	-

Net asset value, end of period	$7.20		$6.93		$6.92	$8.16	$8.34

Total returnE	17.33%		10.52%		(7.50)%	5.80%	1.90%

Ratios and supplemental data:
Net assets, end of period	$78,290,359		$52,304,497		$46,282,796	$47,897,191	$67,157,974
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.09%		1.09%		1.12%	1.06%	1.09%
Expenses, net of reimbursements and/or recoupments	1.09%		1.09%		1.12%	1.06%	1.09%
Net investment income, before expense reimbursements and/or recoupments	12.49%		10.14%		8.81%	7.79%	7.09%
Net investment income, net of reimbursements and/or recoupments	12.49%		10.14%		8.81%	7.79%	7.09%
Portfolio turnover rate	42%		26%		42%	39%	54%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D	Tax return of capital is calculated based on shares outstanding at the time of distribution.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended January 31,
	2025		2024		2023	2022	2021

Net asset value, beginning of period	$6.93		$6.92		$8.16	$8.35	$8.84

Income (loss) from investment operations:
Net investment income	0.89	A	0.67		0.61	0.65	0.58
Net gains (losses) on investments (both realized and unrealized)	0.25		(0.00	)B	(1.25)	(0.19)	(0.46)

Total income (loss) from investment operations	1.14		0.67		(0.64)	0.46	0.12

Less distributions:
Dividends from net investment income	(0.86)		(0.66)		(0.43)	(0.65)	(0.27)
Tax return of capitalC	-		-		(0.17)	-	(0.34)

Total distributions	(0.86)		(0.66)		(0.60)	(0.65)	(0.61)

Redemption fees added to beneficial interestsB	-		-		-	-	-

Net asset value, end of period	$7.21		$6.93		$6.92	$8.16	$8.35

Total returnD	17.44%		10.46%		(7.55)%	5.61%	1.85%

Ratios and supplemental data:
Net assets, end of period	$567,422,035		$389,293,148		$305,728,868	$397,300,935	$310,325,331
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12%		1.15%		1.17%	1.13%	1.14%
Expenses, net of reimbursements and/or recoupments	1.12%		1.15%		1.17%	1.13%	1.14%
Net investment income, before expense reimbursements and/or recoupments	12.44%		10.13%		8.74%	7.86%	7.13%
Net investment income, net of reimbursements and/or recoupments	12.44%		10.13%		8.74%	7.86%	7.13%
Portfolio turnover rate	42%		26%		42%	39%	54%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended January 31,
	2025		2024		2023	2022	2021

Net asset value, beginning of period	$6.92		$6.91		$8.15	$8.33	$8.82

Income (loss) from investment operations:
Net investment income	0.88	A	0.65		0.60	0.62	0.57
Net gains (losses) on investments (both realized and unrealized)	0.23		(0.00	)B	(1.25)	(0.17)	(0.47)

Total income (loss) from investment operations	1.11		0.65		(0.65)	0.45	0.10

Less distributions:
Dividends from net investment income	(0.84)		(0.64)		(0.43)	(0.63)	(0.27)
Tax return of capitalC	-		-		(0.16)	-	(0.32)

Total distributions	(0.84)		(0.64)		(0.59)	(0.63)	(0.59)

Redemption fees added to beneficial interestsB	-		-		-	-	-

Net asset value, end of period	$7.19		$6.92		$6.91	$8.15	$8.33

Total returnD	17.02%		10.19%		(7.81)%	5.47%	1.56%

Ratios and supplemental data:
Net assets, end of period	$75,898,242		$35,099,499		$35,767,335	$51,845,178	$49,433,819
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.38%		1.41%		1.44%	1.38%	1.42%
Expenses, net of reimbursements and/or recoupments	1.38%		1.41%		1.44%	1.38%	1.42%
Net investment income, before expense reimbursements and/or recoupments	12.34%		9.77%		8.38%	7.50%	6.77%
Net investment income, net of reimbursements and/or recoupments	12.34%		9.77%		8.38%	7.50%	6.77%
Portfolio turnover rate	42%		26%		42%	39%	54%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended January 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$6.92		$6.92	$8.15	$8.34	$8.83

Income (loss) from investment operations:
Net investment income	0.87	A	0.63	0.66	0.61	0.54
Net gains (losses) on investments (both realized and unrealized)	0.25		0.01	(1.30)	(0.17)	(0.45)

Total income (loss) from investment operations	1.12		0.64	(0.64)	0.44	0.09

Less distributions:
Dividends from net investment income	(0.84)		(0.64)	(0.43)	(0.63)	(0.25)
Tax return of capitalB	-		-	(0.16)	-	(0.33)

Total distributions	(0.84)		(0.64)	(0.59)	(0.63)	(0.58)

Redemption fees added to beneficial interestsC	-		-	-	-	-

Net asset value, end of period	$7.20		$6.92	$6.92	$8.15	$8.34

Total returnD	17.15%		9.98%	(7.67)%	5.32%	1.50%

Ratios and supplemental data:
Net assets, end of period	$6,312,947		$3,179,862	$2,574,241	$5,855,674	$4,657,416
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.39%		1.44%	1.41%	1.36%	1.55%
Expenses, net of reimbursements and/or recoupments	1.39%		1.44%	1.41%	1.36%	1.55%
Net investment income, before expense reimbursements and/or recoupments	12.17%		9.79%	8.28%	7.62%	6.65%
Net investment income, net of reimbursements and/or recoupments	12.17%		9.79%	8.28%	7.62%	6.65%
Portfolio turnover rate	42%		26%	42%	39%	54%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended January 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$6.88		$6.88	$8.11	$8.30	$8.79

Income (loss) from investment operations:
Net investment income	0.80	A	0.60	0.54	0.56	0.49
Net gains (losses) on investments (both realized and unrealized)	0.26		(0.01)	(1.24)	(0.18)	(0.45)

Total income (loss) from investment operations	1.06		0.59	(0.70)	0.38	0.04

Less distributions:
Dividends from net investment income	(0.79)		(0.59)	(0.38)	(0.57)	(0.24)
Tax return of capitalB	-		-	(0.15)	-	(0.29)

Total distributions	(0.79)		(0.59)	(0.53)	(0.57)	(0.53)

Redemption fees added to beneficial interestsC	-		-	-	-	-

Net asset value, end of period	$7.15		$6.88	$6.88	$8.11	$8.30

Total returnD	16.25%		9.26%	(8.41)%	4.58%	0.83%

Ratios and supplemental data:
Net assets, end of period	$10,283,909		$8,609,551	$7,880,681	$9,775,702	$10,651,100
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.12%		2.17%	2.18%	2.12%	2.14%
Expenses, net of reimbursements and/or recoupments	2.12%		2.17%	2.18%	2.12%	2.14%
Net investment income, before expense reimbursements and/or recoupments	11.37%		9.07%	7.69%	6.75%	6.09%
Net investment income, net of reimbursements and/or recoupments	11.37%		9.07%	7.69%	6.75%	6.09%
Portfolio turnover rate	42%		26%	42%	39%	54%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended January 31,						September 10, 2020A to January 31, 2021
	2025		2024	2023	2022

Net asset value, beginning of period	$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.36	B	0.32	0.25	0.18		0.06
Net gains (losses) on investments (both realized and unrealized)	(0.06)		(0.05)	(1.06)	(0.32)		0.05

Total income (loss) from investment operations	0.30		0.27	(0.81)	(0.14)		0.11

Less distributions:
Dividends from net investment income	(0.38)		(0.33)	(0.26)	(0.21)		(0.06)
Distributions from net realized gains	-		-	-	-		(0.01)

Total distributions	(0.38)		(0.33)	(0.26)	(0.21)		(0.07)

Net asset value, end of period	$8.48		$8.56	$8.62	$9.69		$10.04

Total returnC	3.52%		3.29%	(8.31)%	(1.43)%		1.12	%D

Ratios and supplemental data:
Net assets, end of period	$194,660		$85,621	$86,168	$96,859		$100,422
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.45%		3.19%	3.42%	6.02	%E	15.81	%E F
Expenses, net of reimbursements and/or recoupments	0.53%		0.53%	0.53%	0.53%		0.53	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.30%		1.17%	(0.08)%	(3.68	)%E	(13.85	)%E F
Net investment income, net of reimbursements and/or recoupments	4.22%		3.83%	2.81%	1.81%		1.43	%F
Portfolio turnover rate	72%		132%	114%	127%		103	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Includes non-recurring organization and offering costs.
F	Annualized.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended January 31,						September 10, 2020A to January 31, 2021
	2025		2024	2023	2022

Net asset value, beginning of period	$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.34	B	0.30	0.24	0.15		0.05
Net gains (losses) on investments (both realized and unrealized)	(0.08)		(0.05)	(1.07)	(0.32)		0.05

Total income (loss) from investment operations	0.26		0.25	(0.83)	(0.17)		0.10

Less distributions:
Dividends from net investment income	(0.35)		(0.31)	(0.24)	(0.18)		(0.05)
Distributions from net realized gains	-		-	-	-		(0.01)

Total distributions	(0.35)		(0.31)	(0.24)	(0.18)		(0.06)

Net asset value, end of period	$8.47		$8.56	$8.62	$9.69		$10.04

Total returnC	3.05%		3.04%	(8.54)%	(1.68)%		1.02	%D

Ratios and supplemental data:
Net assets, end of period	$111,813		$111,937	$111,692	$96,859		$100,424
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.66%		3.45%	3.69%	6.29	%E	16.22	%E F
Expenses, net of reimbursements and/or recoupments	0.78%		0.78%	0.78%	0.78%		0.78	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.09%		0.91%	(0.32)%	(3.95	)%E	(14.26	)%E F
Net investment income, net of reimbursements and/or recoupments	3.97%		3.58%	2.59%	1.56%		1.18	%F
Portfolio turnover rate	72%		132%	114%	127%		103	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Includes non-recurring organization and offering costs.
F	Annualized.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended January 31,						September 10, 2020A to January 31, 2021
	2025		2024	2023	2022

Net asset value, beginning of period	$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.28	B	0.24	0.18	0.08		0.02
Net gains (losses) on investments (both realized and unrealized)	(0.09)		(0.05)	(1.07)	(0.32)		0.05

Total income (loss) from investment operations	0.19		0.19	(0.89)	(0.24)		0.07

Less distributions:
Dividends from net investment income	(0.28)		(0.25)	(0.18)	(0.11)		(0.02)
Distributions from net realized gains	-		-	-	-		(0.01)

Total distributions	(0.28)		(0.25)	(0.18)	(0.11)		(0.03)

Net asset value, end of period	$8.47		$8.56	$8.62	$9.69		$10.04

Total returnC	2.28%		2.27%	(9.22)%	(2.41)%		0.72	%D

Ratios and supplemental data:
Net assets, end of period	$1,222,995		$125,830	$125,459	$96,860		$100,424
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	5.57%		4.20%	4.46%	7.05	%E	16.93	%E F
Expenses, net of reimbursements and/or recoupments	1.53%		1.53%	1.53%	1.53%		1.53	%F
Net investment income (loss), before expense reimbursements and/or recoupments	(0.79)%		0.16%	(1.10)%	(4.71	)%E	(14.97	)%E F
Net investment income, net of reimbursements and/or recoupments	3.25%		2.83%	1.83%	0.81%		0.43	%F
Portfolio turnover rate	72%		132%	114%	127%		103	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Includes non-recurring organization and offering costs.
F	Annualized.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended January 31,						September 10, 2020A to January 31, 2021
	2025		2024	2023	2022

Net asset value, beginning of period	$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.37	B	0.33	0.26	0.19		0.06
Net gains (losses) on investments (both realized and unrealized)	(0.08)		(0.05)	(1.06)	(0.32)		0.06

Total income (loss) from investment operations	0.29		0.28	(0.80)	(0.13)		0.12

Less distributions:
Dividends from net investment income	(0.38)		(0.34)	(0.27)	(0.22)		(0.07)
Distributions from net realized gains	-		-	-	-		(0.01)

Total distributions	(0.38)		(0.34)	(0.27)	(0.22)		(0.08)

Net asset value, end of period	$8.47		$8.56	$8.62	$9.69		$10.04

Total returnC	3.41%		3.40%	(8.22)%	(1.33)%		1.16	%D

Ratios and supplemental data:
Net assets, end of period	$6,166,593		$5,813,606	$6,154,067	$5,646,506		$5,319,574
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.40%		3.18%	3.43%	5.10	%E	10.98	%E F
Expenses, net of reimbursements and/or recoupments	0.43%		0.43%	0.43%	0.43%		0.43	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.35%		1.18%	(0.07)%	(2.76	)%E	(9.01	)%E F
Net investment income, net of reimbursements and/or recoupments	4.32%		3.93%	2.93%	1.91%		1.54	%F
Portfolio turnover rate	72%		132%	114%	127%		103	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Includes non-recurring organization and offering costs.
F	Annualized.

See accompanying notes

American Beacon FundsSM

Federal Tax Information

January 31, 2025 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended January 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended January 31, 2025.

The Funds designated the following items with regard to distributions paid during the fiscal year ended January 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Developing World Income	0.00%
NIS Core Plus Bond	0.00%

Qualified Dividend Income:

Developing World Income	0.00%
NIS Core Plus Bond	0.00%

Long-Term Capital Gain Distributions:

Developing World Income	$0
NIS Core Plus Bond	0

Short-Term Capital Gain Distributions:

Developing World Income	$0
NIS Core Plus Bond	0

Return of Capital Distributions:

Developing World Income	$0
NIS Core Plus Bond	0

Shareholders received notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Developing World Income Fund, and American Beacon NIS Core Plus Bond Fund are service marks of American Beacon Advisors, Inc.

AR 01/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
President
American Beacon Funds
Date: April 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
President
American Beacon Funds
Date: April 3, 2025

By	/s/ Sonia L. Bates

Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: April 3, 2025